UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05498)

Exact name of registrant as specified in charter:	Putnam Master Intermediate Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2015

Date of reporting period:	June 30, 2015

Item 1. Schedule of Investments:

Putnam Master Intermediate Income Trust

The fund's portfolio
6/30/15 (Unaudited)

MORTGAGE-BACKED SECURITIES (46.9%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (16.4%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3182, Class SP, 27.858s, 2032			$185,432	$263,835
IFB Ser. 3408, Class EK, 25.047s, 2037			74,989	116,746
IFB Ser. 2979, Class AS, 23.593s, 2034			15,674	18,787
IFB Ser. 3072, Class SM, 23.116s, 2035			121,049	181,130
IFB Ser. 3072, Class SB, 22.97s, 2035			108,440	161,635
IFB Ser. 3249, Class PS, 21.663s, 2036			78,383	114,555
IFB Ser. 319, Class S2, IO, 5.815s, 2043			1,423,152	344,630
IFB Ser. 317, Class S3, IO, 5.795s, 2043			3,169,741	782,140
IFB Ser. 323, Class S1, IO, 5.765s, 2044			3,652,989	860,286
IFB Ser. 308, Class S1, IO, 5.765s, 2043			2,484,797	611,235
Ser. 4122, Class TI, IO, 4 1/2s, 2042			2,302,146	496,803
Ser. 4000, Class PI, IO, 4 1/2s, 2042			1,249,530	278,645
Ser. 4462, IO, 4s, 2045			1,954,772	433,784
Ser. 4462, Class KI, IO, 4s, 2045			5,960,942	1,140,745
Ser. 4193, Class PI, IO, 4s, 2043			2,858,707	482,404
Ser. 304, Class C53, IO, 4s, 2032			1,543,169	262,107
Ser. 4338, Class TI, IO, 4s, 2029			3,071,212	390,259
Ser. 303, Class C19, IO, 3 1/2s, 2043			5,379,095	1,146,178
Ser. 304, Class C22, IO, 3 1/2s, 2042			1,933,254	486,931
Ser. 4122, Class AI, IO, 3 1/2s, 2042			3,643,705	491,904
Ser. 4122, Class CI, IO, 3 1/2s, 2042			3,327,380	449,200
Ser. 4105, Class HI, IO, 3 1/2s, 2041			1,680,268	236,817
Ser. 4379, Class CI, 3 1/2s, 2033			4,247,796	584,667
Ser. 304, IO, 3 1/2s, 2027			2,979,899	335,239
Ser. 304, Class C37, IO, 3 1/2s, 2027			2,212,805	242,612
Ser. 4165, Class TI, IO, 3s, 2042			7,235,834	890,731
Ser. 4183, Class MI, IO, 3s, 2042			3,076,157	393,440
Ser. 4210, Class PI, IO, 3s, 2041			2,163,450	220,570
Ser. 4437, Class DI, IO, 3s, 2032			3,839,629	532,441
Ser. 304, Class C45, IO, 3s, 2027			2,764,830	289,351
FRB Ser. T-57, Class 1AX, IO, 0.387s, 2043			2,060,364	21,329
Ser. 3326, Class WF, zero %, 2035			1,608	1,312

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.778s, 2036			124,157	228,094
IFB Ser. 07-53, Class SP, 23.514s, 2037			100,144	151,563
IFB Ser. 08-24, Class SP, 22.598s, 2038			104,123	152,113
IFB Ser. 05-75, Class GS, 19.689s, 2035			88,606	119,873
IFB Ser. 05-83, Class QP, 16.908s, 2034			135,562	177,759
IFB Ser. 13-41, Class SP, IO, 6.013s, 2040			1,444,318	222,006
IFB Ser. 13-18, Class SB, IO, 5.963s, 2041			1,727,448	305,758
IFB Ser. 13-128, Class CS, IO, 5.713s, 2043			3,191,703	760,774
Ser. 374, Class 6, IO, 5 1/2s, 2036			206,968	40,930
Ser. 12-132, Class PI, IO, 5s, 2042			2,896,668	592,253
Ser. 10-13, Class EI, IO, 5s, 2038			15,693	75
Ser. 378, Class 19, IO, 5s, 2035			624,963	129,680
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, 4.737s, 2025			313,000	316,193
Ser. 12-127, Class BI, IO, 4 1/2s, 2042			877,451	211,501
Ser. 12-30, Class HI, IO, 4 1/2s, 2040			6,399,699	1,089,997
Ser. 409, Class 81, IO, 4 1/2s, 2040			3,088,792	674,394
Ser. 409, Class 82, IO, 4 1/2s, 2040			3,285,559	723,227
Ser. 366, Class 22, IO, 4 1/2s, 2035			219,403	13,919
Ser. 12-75, Class AI, IO, 4 1/2s, 2027			1,215,839	151,238
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 4.187s, 2025			853,000	828,762
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 4.187s, 2025			325,000	315,768
Ser. 418, Class C24, IO, 4s, 2043			2,566,561	562,398
Ser. 13-41, Class IP, IO, 4s, 2043			2,231,916	366,079
Ser. 13-44, Class PI, IO, 4s, 2043			2,171,323	340,711
Ser. 13-60, Class IP, IO, 4s, 2042			1,628,410	290,992
Ser. 12-96, Class PI, IO, 4s, 2041			1,652,842	281,347
Ser. 406, Class 2, IO, 4s, 2041			1,411,561	249,141
Ser. 406, Class 1, IO, 4s, 2041			991,641	216,773
Ser. 409, Class C16, IO, 4s, 2040			2,161,753	435,219
Ser. 418, Class C15, IO, 3 1/2s, 2043			5,595,564	1,238,194
Ser. 12-145, Class TI, IO, 3s, 2042			3,494,905	354,383
Ser. 13-35, Class IP, IO, 3s, 2042			2,893,517	317,835
Ser. 13-53, Class JI, IO, 3s, 2041			2,401,360	303,724
Ser. 13-23, Class PI, IO, 3s, 2041			2,699,519	248,221
FRB Ser. 03-W10, Class 1, IO, 0.905s, 2043			393,517	8,408
Ser. 99-51, Class N, PO, zero %, 2029			15,484	13,936

Government National Mortgage Association
IFB Ser. 13-129, Class SN, IO, 5.963s, 2043			1,290,813	225,092
IFB Ser. 13-182, Class LS, IO, 5.953s, 2043			1,582,617	358,323
IFB Ser. 14-90, Class HS, IO, 5.913s, 2044			2,411,381	573,619
IFB Ser. 12-77, Class MS, IO, 5.913s, 2042			1,510,171	367,183
IFB Ser. 11-70, Class SM, IO, 5.705s, 2041			2,152,061	374,222
IFB Ser. 11-70, Class SH, IO, 5.705s, 2041			2,288,753	404,468
Ser. 14-36, Class WI, IO, 5 1/2s, 2044			2,236,890	510,190
Ser. 14-122, Class IC, IO, 5s, 2044			1,878,435	393,025
Ser. 13-22, Class IE, IO, 5s, 2043			2,210,624	492,237
Ser. 13-22, Class OI, IO, 5s, 2043			2,064,577	410,388
Ser. 13-3, Class IT, IO, 5s, 2043			1,845,280	405,017
Ser. 13-6, Class IC, IO, 5s, 2043			1,605,450	325,441
Ser. 12-146, IO, 5s, 2042			1,628,123	334,465
Ser. 13-6, Class CI, IO, 5s, 2042			1,192,907	230,219
Ser. 13-130, Class IB, IO, 5s, 2040			1,410,232	167,885
Ser. 13-16, Class IB, IO, 5s, 2040			1,707,226	122,788
Ser. 11-41, Class BI, IO, 5s, 2040			1,040,911	119,561
Ser. 10-35, Class UI, IO, 5s, 2040			950,271	194,805
Ser. 10-20, Class UI, IO, 5s, 2040			1,776,408	348,460
Ser. 10-9, Class UI, IO, 5s, 2040			7,962,229	1,644,137
Ser. 09-121, Class UI, IO, 5s, 2039			3,767,539	765,752
Ser. 15-79, Class GI, IO, 5s, 2039			1,533,410	336,392
Ser. 13-34, Class IH, IO, 4 1/2s, 2043			3,390,793	661,194
Ser. 13-24, Class IC, IO, 4 1/2s, 2043			1,183,126	223,232
Ser. 14-108, Class IP, IO, 4 1/2s, 2042			735,670	126,749
Ser. 11-140, Class BI, IO, 4 1/2s, 2040			676,466	50,322
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			223,580	32,989
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			3,351,676	648,248
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			3,136,516	621,256
Ser. 13-151, Class IB, IO, 4 1/2s, 2040			3,447,066	711,668
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			2,113,247	410,762
Ser. 09-121, Class BI, IO, 4 1/2s, 2039			1,341,726	308,919
Ser. 10-168, Class PI, IO, 4 1/2s, 2039			763,766	86,794
Ser. 10-158, Class IP, IO, 4 1/2s, 2039			2,483,593	258,120
Ser. 10-98, Class PI, IO, 4 1/2s, 2037			864,966	57,304
Ser. 15-53, Class MI, IO, 4s, 2045			3,111,985	738,975
Ser. 15-40, IO, 4s, 2045			3,499,919	877,920
Ser. 14-174, IO, 4s, 2044			2,648,050	538,468
Ser. 14-4, Class IC, IO, 4s, 2044			1,721,478	350,992
Ser. 13-165, Class IL, IO, 4s, 2043			1,336,451	231,794
Ser. 12-56, Class IB, IO, 4s, 2042			1,343,794	252,379
Ser. 12-47, Class CI, IO, 4s, 2042			3,318,050	658,933
Ser. 12-41, Class IP, IO, 4s, 2041			3,668,079	678,198
Ser. 13-76, IO, 3 1/2s, 2043			6,098,632	803,678
Ser. 13-28, IO, 3 1/2s, 2043			1,982,054	271,990
Ser. 13-54, Class JI, IO, 3 1/2s, 2043			2,812,129	406,943
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			4,169,924	575,533
Ser. 13-14, IO, 3 1/2s, 2042			5,756,584	756,185
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			3,040,910	445,858
Ser. 12-140, Class IC, IO, 3 1/2s, 2042			3,331,594	716,286
Ser. 12-113, Class ID, IO, 3 1/2s, 2042			1,769,873	382,823
Ser. 14-44, Class IA, IO, 3 1/2s, 2028			4,411,440	496,728
Ser. 13-H08, Class CI, IO, 1.667s, 2063			5,923,071	481,249
Ser. 06-36, Class OD, PO, zero %, 2036			4,217	3,679

				48,665,523
Commercial mortgage-backed securities (18.6%)

Banc of America Commercial Mortgage Trust Ser. 06-4, Class AJ, 5.695s, 2046			656,000	671,418

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.497s, 2051			70,187,388	521,001

Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB Ser. 05-5, Class D, 5.47s, 2045			600,000	603,180

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A Ser. 01-1, Class K, 6 1/8s, 2036			21,952	21,478

Bear Stearns Commercial Mortgage Securities Trust
Ser. 05-PWR7, Class D, 5.304s, 2041			441,000	440,352
Ser. 05-PWR7, Class B, 5.214s, 2041			697,000	700,485
Ser. 05-PWR9, Class C, 5.055s, 2042			401,000	400,362

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.597s, 2039			692,000	691,723
FRB Ser. 06-PW14, Class XW, IO, 0.829s, 2038			16,931,183	76,021

CD Mortgage Trust 144A
FRB Ser. 07-CD5, Class E, 6.327s, 2044			507,000	504,317
FRB Ser. 07-CD5, Class XS, IO, 0.164s, 2044			25,278,351	78,165

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.76s, 2047			409,000	433,814
FRB Ser. 11-C2, Class F, 5 1/4s, 2047			900,000	873,369

Citigroup Commercial Mortgage Trust
Ser. 06-C5, Class AJ, 5.482s, 2049			610,000	608,152
FRB Ser. 05-C3, Class B, 5.029s, 2043			821,503	819,877

Citigroup Commercial Mortgage Trust 144A FRB Ser. 13-GC11, Class D, 4.604s, 2046			207,000	196,612

COMM Mortgage Trust
FRB Ser. 07-C9, Class F, 5.989s, 2049			962,000	966,155
Ser. 06-C8, Class AJ, 5.377s, 2046			1,041,000	1,052,441

COMM Mortgage Trust 144A
FRB Ser. 12-LC4, Class D, 5.821s, 2044			145,000	153,164
FRB Ser. 13-LC6, Class D, 4.43s, 2046			182,000	172,739
Ser. 12-LC4, Class E, 4 1/4s, 2044			392,000	354,145
Ser. 13-LC13, Class E, 3.719s, 2046			574,000	436,937
Ser. 14-CR18, Class E, 3.6s, 2047			592,000	443,835
FRB Ser. 07-C9, Class AJFL, 0 7/8s, 2049			241,000	234,091

Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 0.918s, 2039			20,067,142	156,951

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038 (Cayman Islands)			640,443	320,222

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.945s, 2050			356,000	309,956

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.586s, 2044			714,000	747,039

FFCA Secured Franchise Loan Trust 144A FRB Ser. 00-1, Class X, IO, 0.973s, 2020			2,051,231	31,343

GCCFC Commercial Mortgage Trust FRB Ser. 05-GG3, Class D, 4.986s, 2042			803,000	805,969

GE Capital Commercial Mortgage Corp. FRB Ser. 05-C1, Class D, 4.723s, 2048			2,843,000	2,695,306

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.449s, 2044			865,000	866,349

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965s, 2041			242,216	250,013

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 04-C3, Class X1, IO, 1.058s, 2041			4,677,652	131,691

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.561s, 2046			407,000	388,262
FRB Ser. 05-GG4, Class XC, IO, 0.781s, 2039			6,412,977	2,768

GS Mortgage Securities Trust 144A
FRB Ser. 13-GC16, Class E, 5.493s, 2046			662,000	630,208
FRB Ser. 14-GC18, Class D, 5.113s, 2047			1,000,000	940,040
Ser. 11-GC3, Class E, 5s, 2044			577,000	556,095

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class E, 4.47s, 2047			407,000	328,734
FRB Ser. 14-C25, Class D, 4.098s, 2047			988,000	846,829
Ser. 14-C25, Class E, 0.033s, 2047			788,000	561,883

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.284s, 2051			965,500	1,002,334
FRB Ser. 06-LDP6, Class B, 5.682s, 2043			793,000	794,552
Ser. 06-LDP8, Class B, 5.52s, 2045			199,000	199,569
FRB Ser. 05-LDP2, Class E, 4.981s, 2042			847,000	849,466
FRB Ser. 13-C10, Class D, 4.295s, 2047			1,632,000	1,515,093

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.384s, 2051			410,000	393,723
FRB Ser. 11-C3, Class F, 5.753s, 2046			410,000	413,125
FRB Ser. 13-C13, Class D, 4.191s, 2046			345,000	322,156
Ser. 13-C13, Class E, 3.986s, 2046			763,000	623,002
Ser. 13-C10, Class E, 3 1/2s, 2047			808,000	651,490
FRB Ser. 13-LC11, Class E, 3 1/4s, 2046			541,000	417,165
FRB Ser. 07-CB20, Class X1, IO, 0.451s, 2051			46,740,920	316,296

LB Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 6.41s, 2031			343,719	364,342

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C3, Class C, 5.935s, 2039			1,837,000	1,843,889
Ser. 06-C3, Class AJ, 5.72s, 2039			739,000	755,007
Ser. 06-C6, Class E, 5.541s, 2039			750,000	743,378
FRB Ser. 06-C6, Class C, 5.482s, 2039			984,000	960,935

LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.856s, 2039			17,381,773	123,150

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.447s, 2048			443,000	387,147

Merrill Lynch Mortgage Investors Trust FRB Ser. 96-C2, Class JS, IO, 0.775s, 2028			7,231	1

Merrill Lynch Mortgage Trust FRB Ser. 08-C1, Class AJ, 6.475s, 2051			395,000	427,990

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class X, IO, 9.001s, 2037			49,684	3,170
FRB Ser. 07-C5, Class X, IO, 5.894s, 2049			1,037,665	116,737

ML-CFC Commercial Mortgage Trust
Ser. 06-3, Class AJ, 5.485s, 2046			1,020,000	1,036,541
Ser. 06-4, Class AJ, 5.239s, 2049			248,000	251,646

ML-CFC Commercial Mortgage Trust 144A Ser. 06-4, Class AJFX, 5.147s, 2049			388,000	384,582

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.855s, 2047			433,000	400,583
FRB Ser. 13-C11, Class D, 4.562s, 2046			237,000	223,112
FRB Ser. 13-C10, Class E, 4.218s, 2046			523,000	426,245
Ser. 14-C17, Class E, 3 1/2s, 2047			723,000	527,713
Ser. 14-C19, Class D, 3 1/4s, 2047			550,000	446,535

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class C, 5.842s, 2044			1,100,000	1,135,890
FRB Ser. 06-HQ8, Class D, 5.681s, 2044			598,000	595,674
Ser. 07-HQ11, Class C, 5.558s, 2044			1,102,000	1,102,198

Morgan Stanley Capital I Trust 144A FRB Ser. 08-T29, Class E, 6.46s, 2043			472,000	475,210

Morgan Stanley Capital I, Inc. 144A FRB Ser. 04-RR, Class F7, 6s, 2039			1,084,378	1,024,065

Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			996,620	1,000,606

STRIPS III, Ltd. 144A FRB Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)			193,000	38,600

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			585,741	146,435

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 13-C6, Class D, 4.495s, 2046			682,000	637,670

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.201s, 2045			1,877,000	1,884,639
FRB Ser. 06-C25, Class AJ, 5.896s, 2043			474,000	484,618
FRB Ser. 05-C20, Class B, 5.363s, 2042			1,054,000	1,055,617
FRB Ser. 07-C34, IO, 0.463s, 2046			14,058,384	105,438

Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 12-LC5, Class E, 4.937s, 2045			462,000	434,973
FRB Ser. 13-LC12, Class D, 4.436s, 2046			488,000	460,026
Ser. 14-LC18, Class D, 3.957s, 2047			756,000	633,386

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 14-C19, Class E, 5.137s, 2047			1,219,000	1,026,552
Ser. 12-C6, Class E, 5s, 2045			534,000	463,678
FRB Ser. 13-UBS1, Class D, 4.785s, 2046			353,000	336,946
Ser. 12-C7, Class F, 4 1/2s, 2045			2,524,000	2,262,261
Ser. 14-C19, Class D, 4.234s, 2047			681,000	613,286
Ser. 13-C12, Class E, 3 1/2s, 2048			510,000	404,488

				55,266,421
Residential mortgage-backed securities (non-agency) (11.9%)

APS Resecuritization Trust 144A FRB Ser. 15-1, Class 2M, 0.327s, 2054			400,000	304,752

Banc of America Funding Trust FRB Ser. 14-R7, Class 3A2, 2.621s, 2036			128,000	102,400

BCAP, LLC 144A FRB Ser. 13-RR1, Class 9A4, 5.719s, 2036			250,000	252,875

BCAP, LLC Trust
FRB Ser. 15-RR5, Class 2A3, 1.216s, 2046			620,000	480,066
FRB Ser. 12-RR5, Class 4A8, 0.355s, 2035			375,000	341,953

BCAP, LLC Trust 144A
FRB Ser. 12-RR2, Class 5A12, 6.148s, 2036			575,000	547,688
FRB Ser. 12-RR12, Class 4A7, 2.779s, 2036			540,000	500,958
FRB Ser. 12-RR10, Class 9A2, 2.708s, 2035			980,000	931,000
FRB Ser. 11-RR2, Class 2A7, 2.627s, 2036			2,331,692	1,608,868
FRB Ser. 09-RR11, Class 2A2, 2.41s, 2035			850,000	773,500
FRB Ser. 11-RR3, Class 3A6, 2.185s, 2036			1,274,957	729,913

Bear Stearns Asset Backed Securities I Trust
FRB Ser. 04-FR3, Class M6, 5.06s, 2034			43,061	28,788
FRB Ser. 05-AQ2, Class M1, 0.677s, 2035			500,000	427,200

Citigroup Mortgage Loan Trust FRB Ser. 07-WFH2, Class M1, 0.587s, 2037(F)			1,470,000	1,184,379

Citigroup Mortgage Loan Trust 144A
FRB Ser. 12-4, Class 3A2, 2.65s, 2036			619,290	548,102
FRB Ser. 09-9, Class 7A2, 2.487s, 2036			800,000	753,000

Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 2A3, 1.718s, 2035			962,499	841,935
FRB Ser. 05-38, Class A1, 1.658s, 2035			695,113	632,344
FRB Ser. 05-27, Class 1A2, 1.558s, 2035			1,531,786	1,396,989
FRB Ser. 05-27, Class 2A1, 1.508s, 2035			1,042,136	854,218
FRB Ser. 05-38, Class A3, 0.537s, 2035			1,644,490	1,424,458
FRB Ser. 05-59, Class 1A1, 0.517s, 2035			867,474	704,822
FRB Ser. 06-OC2, Class 2A3, 0.477s, 2036			1,047,593	916,330

CSMC Trust 144A
FRB Ser. 10-18R, Class 6A4, 2.774s, 2036			2,000,000	1,846,600
FRB Ser. 09-13R, Class 3A2, 2.185s, 2036			1,061,065	641,944

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DN1, Class B, 11.687s, 2025			750,000	899,926
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DNA2, Class B, 7.737s, 2027			630,000	640,143

Structured Agency Credit Risk Debt Notes FRB Ser. 15-DNA1, Class B, 9.387s, 2027			590,000	700,728

Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 3.07s, 2043 (United Kingdom)		GBP	384,009	613,270
FRB Ser. 03-2, Class 2C1, 2.852s, 2043 (United Kingdom)		EUR	1,028,000	1,155,234

GSAA Trust FRB Ser. 05-4, Class M2, 0.887s, 2035			$1,000,000	792,419

JPMorgan Mortgage Acquisition Trust FRB Ser. 06-CH1, Class M3, 0.505s, 2036			850,000	592,790

MortgageIT Trust
FRB Ser. 05-3, Class M2, 0.717s, 2035			344,444	305,694
FRB Ser. 05-5, Class M1, 0.637s, 2035			344,770	294,476
FRB Ser. 05-3, Class A2, 0.537s, 2035			402,271	360,877

Nationstar HECM Loan Trust 144A Ser. 15-1A, Class A, 3.844s, 2018			319,593	319,593

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR11, Class A1C3, 0.697s, 2045(F)			1,477,809	1,302,202
FRB Ser. 05-AR19, Class A1C3, 0.687s, 2045			2,050,999	1,804,879
FRB Ser. 05-AR13, Class A1C3, 0.677s, 2045			3,388,268	2,981,676
FRB Ser. 05-AR8, Class 2AC2, 0.647s, 2045			984,396	884,480
FRB Ser. 05-AR11, Class A1C4, 0.627s, 2045(F)			752,012	668,585
FRB Ser. 05-AR13, Class A1B2, 0.617s, 2045			698,189	626,625
FRB Ser. 05-AR17, Class A1B2, 0.597s, 2045			657,050	568,349
FRB Ser. 05-AR19, Class A1C4, 0.587s, 2045			559,915	490,150
FRB Ser. 05-AR8, Class 2AC3, 0.577s, 2045			346,878	309,589
FRB Ser. 05-AR6, Class 2A1C, 0.527s, 2045			311,982	279,224

				35,365,991

Total mortgage-backed securities (cost $132,562,997)				$139,297,935

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (36.6%)(a)
			Principal amount	Value

U.S. Government Agency Mortgage Obligations (36.6%)

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, TBA, July 1, 2045			$3,000,000	$3,369,844
4 1/2s, TBA, July 1, 2045			4,000,000	4,324,688
4s, TBA, July 1, 2045			2,000,000	2,118,750
3 1/2s, TBA, July 1, 2045			38,000,000	39,154,843
3s, TBA, July 1, 2045			60,000,000	59,756,250

				108,724,375

Total U.S. government and agency mortgage obligations (cost $109,898,556)				$108,724,375

U.S. TREASURY OBLIGATIONS (0.0%)(a)
			Principal amount	Value

U.S. Treasury Notes 1.000%, May 31, 2018(i)			$111,000	$111,130

Total U.S. treasury Obligations (cost $111,130)				$111,130

CORPORATE BONDS AND NOTES (32.8%)(a)
			Principal amount	Value

Basic materials (2.9%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			$233,000	$237,660

ArcelorMittal SA sr. unsec. bonds 10.6s, 2019 (France)			357,000	426,615

ArcelorMittal SA sr. unsec. unsub. bonds 6 1/8s, 2025 (France)			86,000	86,000

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			298,000	313,645

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			150,000	148,500

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			185,000	197,950

Cemex Finance, LLC 144A company guaranty sr. notes 6s, 2024 (Mexico)			490,000	484,953

Cemex SAB de CV 144A company guaranty sr. notes 6 1/2s, 2019 (Mexico)			200,000	209,940

Chemours Co. (The) 144A sr. unsec. notes 7s, 2025			65,000	63,050

Chemours Co. (The) 144A sr. unsec. notes 6 5/8s, 2023			128,000	124,000

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			211,000	207,308

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			298,000	307,983

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			76,000	75,232

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7 1/4s, 2022 (Canada)			238,000	227,588

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			298,000	315,135

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			153,000	176,715

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			137,000	125,698

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			315,000	336,263

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			310,000	309,225

Huntsman International, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			112,000	110,320

INEOS Group Holdings SA 144A company guaranty sr. unsec. notes 6 1/8s, 2018 (Luxembourg)			200,000	203,000

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			265,000	282,888

JMC Steel Group, Inc. 144A sr. unsec. notes 8 1/4s, 2018			90,000	82,350

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			229,000	243,885

Mercer International, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)			162,000	174,150

Momentive Performance Materials, Inc. company guaranty sr. notes 3.88s, 2021			189,000	169,628

Momentive Performance Materials, Inc. escrow company guaranty sr. notes 8 7/8s, 2020(F)			189,000	2

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			106,000	104,410

Norbord, Inc. 144A company guaranty sr. notes 6 1/4s, 2023 (Canada)			140,000	141,413

NOVA Chemicals Corp. 144A sr. unsec. notes 5s, 2025 (Canada)			40,000	40,150

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			200,000	208,000

Platform Specialty Products Corp. 144A sr. unsec. notes 6 1/2s, 2022			156,000	161,850

PQ Corp. 144A sr. notes 8 3/4s, 2018			135,000	137,700

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			98,000	100,205

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			233,000	234,748

SBA Communications Corp. sr. sub. unsec. notes 4 7/8s, 2022			181,000	176,249

Sealed Air Corp. 144A sr. unsec. bonds 5 1/2s, 2025			45,000	45,338

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			124,000	136,710

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			110,000	110,413

Sealed Air Corp. 144A sr. unsec. notes 5 1/8s, 2024			75,000	73,969

Sealed Air Corp. 144A sr. unsec. notes 4 7/8s, 2022			54,000	53,190

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)			119,000	146,965

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			30,000	31,388

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			40,000	42,100

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2024			50,000	50,000

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			20,000	19,850

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/8s, 2021			30,000	30,060

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021			131,000	127,725

TPC Group, Inc. 144A company guaranty sr. notes 8 3/4s, 2020			142,000	131,350

Univar, Inc. 144A sr. unsec. notes 6 3/4s, 2023			55,000	55,550

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			125,000	131,406

USG Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2025			115,000	114,569

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023			55,000	51,975

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			203,000	205,538

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021			240,000	241,800

				8,744,304
Capital goods (2.3%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			485,000	501,975

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			419,000	473,470

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			120,000	119,100

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2022			215,000	214,731

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6 1/2s, 2023 (Canada)			136,000	138,720

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			255,000	247,350

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022			105,000	105,394

Berry Plastics Corp. company guaranty unsub. notes 5 1/8s, 2023			80,000	78,000

Bombardier, Inc. 144A sr. unsec. notes 7 1/2s, 2025 (Canada)			249,000	225,968

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			235,000	254,975

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			184,000	173,766

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			200,000	207,500

Gates Global, LLC/Gates Global Co. 144A sr. unsec. notes 6s, 2022			364,000	328,965

Huntington Ingalls Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2021			85,000	86,488

KION Finance SA 144A sr. unsub. notes 6 3/4s, 2020 (Luxembourg)		EUR	100,000	117,550

KLX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			$258,000	260,552

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			286,000	308,165

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			310,000	282,875

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022			135,000	137,363

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			177,000	187,178

Omega US Sub, LLC 144A sr. unsec. notes 8 3/4s, 2023			160,000	159,600

Oshkosh Corp. company guaranty sr. sub. unsec. notes 5 3/8s, 2025			95,000	95,000

Oshkosh Corp. company guaranty sr. unsec. notes 5 3/8s, 2022			402,000	411,045

Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2025			150,000	146,625

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			269,000	283,123

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)			295,000	306,063

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			282,000	283,410

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			45,000	48,375

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6 1/2s, 2024			340,000	335,750

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 3/4s, 2025			235,000	227,511

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2022			150,000	146,933

				6,893,520
Communication services (3.9%)

Altice Financing SA 144A company guaranty sr. notes 6 5/8s, 2023 (Luxembourg)			200,000	198,500

Altice SA 144A company guaranty sr. notes 7 3/4s, 2022 (Luxembourg)			480,000	465,000

Altice SA 144A company guaranty sr. unsec. notes 7 5/8s, 2025 (Luxembourg)			200,000	188,000

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			265,000	288,850

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			150,000	162,750

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			99,000	103,455

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			198,000	195,030

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023			362,000	351,593

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			170,000	170,531

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			40,000	40,050

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			306,000	308,219

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)			85,000	85,425

CSC Holdings, LLC sr. unsec. unsub. bonds 5 1/4s, 2024			130,000	124,800

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			165,000	174,075

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2023 (Jamaica)			200,000	195,500

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			185,000	177,716

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 4 1/4s, 2018			238,000	242,165

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021			80,000	72,800

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			50,000	44,375

Intelsat Jackson Holdings SA company guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)			80,000	72,800

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			140,000	138,425

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 8 1/8s, 2023 (Luxembourg)			177,000	146,910

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			143,000	119,405

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 6 3/4s, 2018 (Luxembourg)			260,000	246,025

Level 3 Communications, Inc. sr. unsec. unsub. notes 5 3/4s, 2022			60,000	59,550

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			17,000	18,041

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			65,000	68,166

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			205,000	207,050

Numericable Group SA 144A sr. bonds 6 1/4s, 2024 (France)			200,000	196,000

Numericable Group SA 144A sr. notes 6s, 2022 (France)			600,000	589,500

Numericable-SFR 144A sr. bonds 5 5/8s, 2024 (France)		EUR	100,000	112,600

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			$180,000	179,550

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			55,000	57,063

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			105,000	103,950

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			286,000	322,968

Sprint Corp. company guaranty sr. unsec. notes 7 7/8s, 2023			753,000	734,401

Sprint Corp. company guaranty sr. unsec. notes 7 1/4s, 2021			290,000	282,750

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			369,000	382,838

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			75,000	77,250

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2025			140,000	143,150

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			206,000	211,150

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			190,000	195,225

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			156,000	159,705

Telenet Finance V Luxembourg SCA 144A sr. notes 6 3/4s, 2024 (Luxembourg)		EUR	295,000	358,441

Telenet Finance V Luxembourg SCA 144A sr. notes 6 1/4s, 2022 (Luxembourg)		EUR	100,000	120,264

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. notes 5 5/8s, 2023 (Germany)		EUR	94,500	113,782

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. notes Ser. REGS, 5 3/4s, 2023 (Germany)		EUR	100,800	120,805

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 5 1/8s, 2023 (Germany)		EUR	211,500	248,707

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			$363,000	362,093

Virgin Media Secured Finance PLC 144A sr. notes 6s, 2021 (United Kingdom)		GBP	211,500	345,689

West Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			$286,000	268,125

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			391,000	417,393

Wind Acquisition Finance SA 144A company guaranty sr. notes 4s, 2020 (Luxembourg)		EUR	125,000	139,281

Wind Acquisition Finance SA 144A company guaranty sr. unsec. bonds 7 3/8s, 2021 (Luxembourg)			$200,000	202,250

Windstream Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			139,000	147,688

Windstream Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			109,000	99,735

Windstream Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			128,000	104,160

				11,461,719
Consumer cyclicals (5.3%)

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			110,000	111,650

AMC Entertainment, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2025			105,000	102,900

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10 1/4s, 2022			167,000	178,273

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			219,000	237,889

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			185,000	183,613

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			98,000	74,970

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2023			150,000	153,750

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			235,000	233,924

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			120,000	119,088

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021			180,000	187,650

Building Materials Corp. of America 144A sr. unsec. notes 5 3/8s, 2024			330,000	324,011

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 3/8s, 2024			45,000	45,504

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			100,000	102,750

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			72,000	71,370

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			25,000	24,031

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			33,000	34,898

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			136,000	141,780

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			362,000	376,933

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			110,000	100,925

Dana Holding Corp. sr. unsec. notes 5 1/2s, 2024			100,000	98,750

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023			399,000	416,207

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes 5 3/4s, 2023			65,000	67,925

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes 5 1/4s, 2020			45,000	47,081

FCA US, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			105,000	114,450

Gannett Co., Inc. company guaranty sr. unsec. bonds 5 1/8s, 2019			4,000	4,120

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			134,000	136,513

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 7/8s, 2020			175,000	178,063

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018			65,000	66,706

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			266,000	281,960

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	260,000	215,973

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			$362,000	383,720

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			105,000	106,313

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2021			265,000	239,825

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019			316,000	301,148

Interactive Data Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2019			42,000	42,210

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			150,000	154,125

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8 1/8s, 2019			26,000	25,740

JC Penney Corp, Inc. company guaranty sr. unsec. notes 5 3/4s, 2018			47,000	46,001

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65s, 2020			31,000	27,978

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			120,000	107,400

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			232,000	218,370

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			197,000	217,931

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			85,000	89,463

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			55,000	56,925

Lamar Media Corp. company guaranty sr. unsec. notes 5 3/8s, 2024			80,000	80,900

Lender Processing Services, Inc./Black Knight Lending Solutions, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			161,000	170,660

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			249,000	244,643

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019			85,000	86,700

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			110,000	113,850

Masonite International Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			80,000	81,300

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			275,000	265,375

Media General Financing Sub, Inc. 144A sr. unsec. notes 5 7/8s, 2022			119,000	120,488

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			175,000	185,500

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			162,000	163,215

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			152,000	158,840

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			525,213	558,695

Navistar International Corp. sr. notes 8 1/4s, 2021			68,000	64,940

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			425,000	456,344

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8s, 2021			95,000	99,988

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			258,000	259,613

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			159,000	169,733

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. notes 5 7/8s, 2025			135,000	139,725

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. notes 5 5/8s, 2024			199,000	204,473

Owens Corning company guaranty sr. unsec. notes 9s, 2019			92,000	109,733

Owens Corning company guaranty sr. unsec. unsub. notes 4.2s, 2024			170,000	166,588

Penn National Gaming, Inc. sr. unsec. notes 5 7/8s, 2021			222,000	223,665

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			192,000	199,680

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			140,000	141,750

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec. notes 9 1/4s, 2018			100,000	103,625

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			168,000	166,320

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022			35,000	35,392

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			36,000	37,755

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			240,000	256,200

Sabre GLBL, Inc. 144A company guaranty sr. notes 5 3/8s, 2023			155,000	152,675

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018			54,000	51,030

Scientific Games International, Inc. company guaranty sr. unsec. notes 10s, 2022			295,000	282,463

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020			50,000	38,875

Scientific Games International, Inc. 144A company guaranty sr. notes 7s, 2022			150,000	154,875

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021			98,000	101,185

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			24,000	24,180

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			27,000	27,743

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			218,000	213,095

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 6s, 2024			142,000	143,065

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			227,000	233,810

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022			20,000	20,900

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			330,000	337,425

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022			10,000	10,650

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			10,000	10,575

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			65,000	68,445

Spectrum Brands, Inc. 144A company guaranty sr. unsec. notes 5 3/4s, 2025			105,000	106,575

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			243,000	257,580

Standard Pacific Corp. company guaranty sr. unsec. notes 5 7/8s, 2024			85,000	87,550

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			183,000	173,850

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			70,000	67,375

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			326,000	321,110

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020			156,000	159,705

TEGNA, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2021			233,000	231,253

Thomas Cook Finance PLC 144A company guaranty sr. unsec. bonds 6 3/4s, 2021 (United Kingdom)		EUR	350,000	403,530

Tri Pointe Holdings, Inc. sr. unsec. notes 5 7/8s, 2024			$318,000	311,640

Tribune Co. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			140,000	141,050

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			89,000	93,673

				15,742,378
Consumer staples (2.0%)

Ashtead Capital, Inc. 144A company guaranty notes 5 5/8s, 2024			200,000	199,500

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			455,000	482,300

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			170,000	167,875

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			70,000	68,250

BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4 5/8s, 2022 (Canada)			75,000	73,969

BC ULC/New Red Finance, Inc. 144A notes 6s, 2022 (Canada)			340,000	349,350

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019			238,000	244,545

CEC Entertainment, Inc. company guaranty sr. unsec. notes 8s, 2022			105,000	104,213

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			402,000	425,115

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			50,000	49,250

Constellation Brands, Inc. company guaranty sr. unsec. notes 3 3/4s, 2021			255,000	249,900

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			90,000	98,120

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			247,000	242,060

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			123,000	122,385

Dean Foods Co. 144A sr. unsec. notes 6 1/2s, 2023			145,000	147,356

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			342,000	277,020

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)			200,000	197,250

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			67,000	71,020

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			350,000	368,813

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			55,000	57,063

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			150,000	160,875

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2025			86,000	86,860

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021			140,000	140,000

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021			240,000	235,200

Rite Aid Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2023			190,000	195,700

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			334,000	361,555

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 3/4s, 2024			137,000	134,945

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 1/2s, 2025			135,000	130,781

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			120,000	122,550

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			175,000	172,375

WhiteWave Foods Co. (The) company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			195,000	205,725

				5,941,920
Energy (6.6%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			155,000	9,300

Antero Resources Corp. company guaranty sr. unsec. notes 5 1/8s, 2022			130,000	122,850

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			105,000	101,456

Antero Resources Finance Corp. company guaranty sr. unsec. notes 5 3/8s, 2021			192,000	184,320

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)			205,000	190,138

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2021 (Canada)			18,000	16,920

California Resources Corp. company guaranty sr. unsec. notes 6s, 2024			334,000	287,240

California Resources Corp. company guaranty sr. unsec. notes 5s, 2020			105,000	92,400

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			140,000	114,100

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)			270,000	196,425

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			240,000	217,200

Chesapeake Energy Corp. company guaranty sr. unsec. notes 4 7/8s, 2022			91,000	78,943

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			225,000	234,563

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			193,000	193,000

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			88,000	87,560

CONSOL Energy, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			135,000	114,750

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			31,000	29,760

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022			192,000	171,840

Ecopetrol SA sr. unsec. unsub. notes 5 3/8s, 2026 (Colombia)			1,390,000	1,376,100

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			130,000	82,225

Exterran Partners LP/EXLP Finance Corp. company guaranty sr. unsec. notes 6s, 2022			150,000	142,500

Exterran Partners LP/EXLP Finance Corp. company guaranty sr. unsec. notes 6s, 2021			65,000	62,725

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022			89,000	94,340

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			22,000	23,595

FTS International, Inc. 144A company guaranty sr. FRN 7.783s, 2020			140,000	139,312

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9 1/4s, 2019 (Russia)			2,055,000	2,283,619

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			339,000	355,103

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			170,000	114,325

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			357,000	234,728

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			150,000	162,000

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2022			45,000	46,913

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5s, 2024			70,000	65,639

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			121,000	71,390

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			163,000	104,728

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			157,000	117,750

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2019			169,000	136,468

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019			265,000	207,363

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. unsub. notes 10 3/8s, 2017 (Canada)(F)			80,000	4

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			225,000	45,000

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/8s, 2026			105,000	103,950

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			86,000	85,785

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			229,000	232,435

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			200,000	121,876

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			92,000	56,120

Paragon Offshore PLC 144A company guaranty sr. unsec. notes 6 3/4s, 2022			85,000	28,050

Paragon Offshore PLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2024			292,000	94,900

Pertamina Persero PT 144A sr. unsec. notes 4 7/8s, 2022 (Indonesia)			925,000	933,094

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s, 2023 (Indonesia)			200,000	191,500

Petrobras Global Finance BV company guaranty sr. unsec. notes 7 7/8s, 2019 (Brazil)			390,000	414,188

Petrobras Global Finance BV company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)			625,000	601,125

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)			1,475,000	737,500

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			854,000	564,067

Petroleos de Venezuela SA sr. unsec. sub. bonds 5s, 2015 (Venezuela)			419,000	408,106

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			3,702,000	2,535,870

Petroleos de Venezuela SA 144A company guaranty sr. unsec. unsub. notes 9s, 2021 (Venezuela)			100,000	40,750

Petroleos Mexicanos company guaranty unsec. unsub. notes 8s, 2019 (Mexico)			1,535,000	1,798,406

Petroleos Mexicanos 144A company guaranty sr. unsec. notes 4 1/2s, 2026 (Mexico)			185,000	181,144

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. notes 5 5/8s, 2022			60,000	58,650

Rose Rock Midstream LP/Rose Rock Finance Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			105,000	101,588

Sabine Pass Liquefaction, LLC company guaranty sr. notes 5 5/8s, 2023			100,000	99,656

Sabine Pass Liquefaction, LLC sr. notes 6 1/4s, 2022			100,000	104,000

Sabine Pass Liquefaction, LLC sr. notes 5 3/4s, 2024			100,000	99,625

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			75,000	77,625

Samson Investment Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			415,000	23,863

SandRidge Energy, Inc. 144A company guaranty notes 8 3/4s, 2020			205,000	186,038

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			155,000	164,688

Seventy Seven Energy, Inc. sr. unsec. notes 6 1/2s, 2022			20,000	12,600

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018			165,000	146,850

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			105,000	107,625

Tervita Corp. 144A company guaranty sr. notes 9s, 2018 (Canada)		CAD	46,000	32,778

Tervita Corp. 144A sr. notes 8s, 2018 (Canada)			$55,000	50,050

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			45,000	31,455

Triangle USA Petroleum Corp. 144A sr. unsec. notes 6 3/4s, 2022			30,000	23,250

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			253,000	245,410

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			315,000	309,488

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			145,000	154,063

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			249,000	245,576

				19,712,336
Financials (4.1%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			336,000	330,960

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			565,000	658,225

Banco do Brasil SA/Cayman 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			940,000	929,006

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025			75,000	77,625

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			137,000	138,370

CIT Group, Inc. sr. unsec. notes 5s, 2023			110,000	109,725

CIT Group, Inc. sr. unsec. notes 5s, 2022			130,000	128,700

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			135,000	140,738

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019			65,000	64,513

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			205,000	217,556

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			165,000	172,013

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025			95,000	96,539

CNO Financial Group, Inc. sr. unsec. unsub. notes 4 1/2s, 2020			100,000	101,500

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			111,000	56,749

Credit Acceptance Corp. company guaranty sr. unsec. bonds 6 1/8s, 2021			159,000	159,398

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020			160,000	121,200

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022			119,000	121,975

E*Trade Financial Corp. sr. unsec. unsub. notes 4 5/8s, 2023			160,000	158,000

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. notes 8 1/8s, 2019(PIK)			68,000	67,660

HUB International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021			205,000	209,100

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			215,000	219,031

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			15,000	16,163

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			115,000	120,463

iStar Financial, Inc. sr. unsec. notes 5s, 2019(R)			55,000	54,244

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			75,000	79,219

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			215,000	229,781

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020			80,000	79,800

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			213,000	198,356

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes 7 1/8s, 2019			98,000	91,630

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2019			118,000	123,015

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021			100,000	103,750

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			133,000	140,648

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			50,000	49,063

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			245,000	232,750

Royal Bank of Scotland Group PLC unsec. sub. notes 5 1/8s, 2024 (United Kingdom)			100,000	99,878

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. notes 7 3/4s, 2018 (Russia)			2,750,000	2,838,000

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Russia)			325,000	314,438

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Russia)			500,000	501,640

Springleaf Finance Corp. sr. unsec. notes 5 1/4s, 2019			160,000	157,800

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			590,000	596,608

State Bank of India/London 144A sr. unsec. notes 4 1/2s, 2015 (India)			155,000	155,294

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			70,000	57,400

Ukreximbank Via Biz Finance PLC sr. unsec. unsub. bonds 8 3/8s, 2015 (Ukraine)			200,000	153,000

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021			264,000	267,960

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			979,000	990,033

Walter Investment Management Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2021			135,000	125,213

				12,054,729
Health care (2.5%)

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 6 1/8s, 2021			195,000	200,850

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			85,000	84,363

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			50,000	50,881

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			130,000	133,900

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2021			30,000	30,563

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			62,000	63,550

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022			35,000	36,925

Concordia Healthcare Corp. 144A company guaranty sr. unsec. notes 7s, 2023 (Canada)			135,000	135,000

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			240,000	210,600

Crown Newco 3 PLC 144A company guaranty sr. notes 7s, 2018 (United Kingdom)		GBP	208,761	338,676

DaVita HealthCare Partners, Inc. company guaranty sr. unsec. notes 5 1/8s, 2024			$66,000	64,886

DPx Holdings BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)			208,000	216,840

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 5 3/4s, 2022			278,000	281,475

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2023			165,000	162,938

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6s, 2025			200,000	203,250

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6s, 2023			200,000	204,500

Halyard Health, Inc. 144A sr. unsec. notes 6 1/4s, 2022			158,000	165,505

HCA, Inc. company guaranty sr. unsec. bonds 5 3/8s, 2025			50,000	50,815

HCA, Inc. sr. notes 6 1/2s, 2020			758,000	847,065

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			55,000	63,181

Hologic, Inc. 144A sr. unsec. notes 5 1/4s, 2022			105,000	107,231

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			220,000	224,664

Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			180,000	191,700

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			262,000	279,030

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2025 (Luxembourg)			143,000	139,068

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.95s, 2024(R)			130,000	132,967

Omnicare, Inc. sr. unsec. notes 4 3/4s, 2022			50,000	53,500

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2024			388,000	405,460

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2022			278,000	291,900

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6 1/2s, 2023			116,000	117,740

Teleflex, Inc. company guaranty sr. unsec. notes 5 1/4s, 2024			50,000	50,635

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			35,000	34,650

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			98,000	95,795

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			355,000	386,950

Tenet Healthcare Corp. company guaranty sr. notes 6s, 2020			231,000	246,304

Tenet Healthcare Corp. 144A company guaranty sr. FRN 3.786s, 2020			170,000	171,488

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 7s, 2020			30,000	31,200

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			30,000	31,575

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021			35,000	35,788

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023			85,000	85,638

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 6 1/8s, 2025			160,000	164,800

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 5 7/8s, 2023			179,000	183,475

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 5 3/8s, 2020			171,000	175,703

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			263,000	273,520

				7,456,544
Technology (1.4%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			80,000	84,200

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			107,000	88,275

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			466,000	455,515

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6s, 2025			121,000	120,546

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			74,000	85,470

First Data Corp. company guaranty sr. unsec. notes 11 1/4s, 2021			63,000	69,930

First Data Corp. company guaranty sr. unsec. sub. notes 11 3/4s, 2021			164,000	184,500

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			700,000	738,500

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			26,000	27,495

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			110,000	116,600

Infor US, Inc. 144A sr. unsec. notes 6 1/2s, 2022			265,000	269,638

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023(R)			185,000	193,325

Micron Technology, Inc. sr. unsec. bonds 5 7/8s, 2022			185,000	188,238

Micron Technology, Inc. 144A sr. unsec. notes 5 1/4s, 2023			228,000	218,595

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			400,000	401,500

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2019			115,000	118,738

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			125,000	110,000

Techem Energy Metering Service GmbH 144A sr. sub. bonds 7 7/8s, 2020 (Germany)		EUR	200,000	241,766

Trionista TopCo GmbH 144A company guaranty sr. unsec. sub. notes 6 7/8s, 2021 (Germany)		EUR	265,000	311,398

Zebra Technologies Corp. 144A sr. unsec. unsub. notes 7 1/4s, 2022			$217,000	234,903

				4,259,132
Transportation (0.2%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6 3/8s, 2023			205,000	194,238

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			280,000	283,500

				477,738
Utilities and power (1.6%)

AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025			420,000	407,400

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021			135,000	147,994

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023			70,000	66,675

Calpine Corp. sr. unsec. notes 5 3/4s, 2025			340,000	330,650

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			45,000	47,588

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			35,000	37,100

Centrais Electricas Brasileiras SA (Electrobras) 144A sr. unsec. unsub. notes 6 7/8s, 2019 (Brazil)			350,000	354,795

Dynegy, Inc. 144A company guaranty sr. unsec. notes 7 3/8s, 2022			20,000	20,950

Dynegy, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2019			428,000	445,334

Dynegy, Inc. 144A company guaranty sr. unsec. unsub. notes 7 5/8s, 2024			10,000	10,575

El Paso Natural Gas Co., LLC sr. unsec. debs. 8 5/8s, 2022			247,000	304,660

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)			138,850	158,115

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			150,000	169,125

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			100,000	105,000

EP Energy, LLC/Everest Acquisition Finance, Inc. sr. unsec. notes 9 3/8s, 2020			279,000	298,879

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			80,000	80,200

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			190,000	193,325

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			45,000	45,900

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			595,000	633,675

NRG Yield Operating, LLC 144A company guaranty sr. unsec. notes 5 3/8s, 2024			85,000	85,638

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			170,000	180,967

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			120,000	122,136

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5s, 2022			85,000	86,343

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			58,000	55,970

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022			199,000	201,985

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)			90,000	54,900

				4,645,879

Total corporate bonds and notes (cost $100,969,203)				$97,390,199

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (8.7%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			$2,020,000	$1,971,520

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			4,326,000	4,382,151

Argentina (Republic of) sr. unsec. unsub. notes Ser. 1, 8 3/4s, 2017 (Argentina) (In default)(NON)			1,750,000	1,645,000

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s, 2021 (Brazil)			420,000	438,819

Brazil (Federal Republic of) unsec. notes 10s, 2017 (Brazil) (units)		BRL	1,500	458,360

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10 7/8s, 2021 (Argentina)			$725,000	725,000

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.95s, 2021 (Argentina)			848,092	829,010

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9 3/8s, 2018 (Argentina)			1,850,000	1,813,000

Chile (Republic of) notes 5 1/2s, 2020 (Chile)		CLP	170,000,000	282,916

Croatia (Republic of) 144A sr. unsec. bonds 6s, 2024 (Croatia)			$200,000	211,000

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)			225,000	237,094

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021 (Croatia)			265,000	285,869

Dominican (Republic of) 144A sr. unsec. notes 5 1/2s, 2025 (Dominican Republic)			725,000	726,813

Egypt (Government of) 144A sr. unsec. notes 5 7/8s, 2025 (Egypt)			200,000	195,000

Gabon (Republic of) 144A sr. unsec. bonds 6.95s, 2025 (Gabon)			900,000	892,125

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017 (Ghana)			203,000	209,090

Ghana (Republic of) 144A unsec. notes 7 7/8s, 2023 (Ghana)			691,585	631,071

Hellenic (Republic of) sr. unsec. bonds 4 3/4s, 2019 (Greece)		EUR	1,479,000	904,896

Hellenic (Republic of) sr. unsec. notes 3 3/8s, 2017 (Greece)		EUR	1,793,000	1,118,818

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2024 (Greece)(STP)		EUR	7,366,492	3,471,108

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2023 (Greece)(STP)		EUR	3,898,000	1,894,718

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s, 2023 (Indonesia)			$560,000	526,400

Kenya (Republic of) 144A sr. unsec. notes 6 7/8s, 2024 (Kenya)			200,000	203,540

Russia (Federation of) 144A sr. unsec. notes 4 1/2s, 2022 (Russia)			200,000	195,750

Ukraine (Government of) 144A sr. unsec. notes 9 1/4s, 2017 (Ukraine)			1,725,000	825,844

Venezuela (Bolivarian Republic of) 144A sr. unsec. unsub. bonds 13 5/8s, 2018 (Venezuela)			1,285,000	835,250

Total foreign government and agency bonds and notes (cost $34,549,976)				$25,910,162

SENIOR LOANS (2.2%)(a)(c)
			Principal amount	Value

Academy, Ltd. bank term loan FRN Ser. B, 5s, 2022			$250,000	$249,688

Asurion, LLC bank term loan FRN 8 1/2s, 2021			139,000	140,946

Asurion, LLC bank term loan FRN Ser. B1, 5s, 2019			143,420	143,520

Atkore International, Inc. bank term loan FRN 4 1/2s, 2021			103,950	100,312

Avaya, Inc. bank term loan FRN Ser. B6, 6 1/2s, 2018			136,799	135,895

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020			222,703	214,862

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11s, 2017			851,175	761,345

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 11 1/2s, 2017			69,650	60,561

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			257,400	217,503

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4s, 2021			147,138	142,907

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020			104,909	103,860

Dell International, LLC bank term loan FRN Ser. B2, 4s, 2020			63,416	63,337

Freescale Semiconductor, Inc. bank term loan FRN Ser. B5, 5s, 2021			289,838	290,723

Gates Global, LLC/Gates Global Co. bank term loan FRN 4 1/4s, 2021			140,935	138,645

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			210,303	155,887

Grifols Worldwide Operations USA, Inc. bank term loan FRN 3.185s, 2021			222,188	222,049

iHeartCommunications, Inc. bank term loan FRN Ser. D, 6.935s, 2019			323,000	297,631

Ineos US Finance, LLC bank term loan FRN 3 3/4s, 2018			58,716	58,452

JC Penney Corp., Inc. bank term loan FRN 5s, 2019			427,596	426,313

Jeld-Wen, Inc. bank term loan FRN Ser. B , 5s, 2022			105,000	105,000

Level 3 Financing, Inc. bank term loan FRN Ser. B1, 4s, 2020			75,000	74,414

Level 3 Financing, Inc. bank term loan FRN Ser. B2, 5s, 2022			130,000	128,984

Libbey Glass, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021			84,150	84,097

Navistar, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017			111,606	111,606

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			285,533	283,651

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021			79,200	77,495

Par Pharmaceutical Cos., Inc. bank term loan FRN Class B2, 4s, 2019			84,228	84,070

Patheon, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021 (Netherlands)			118,800	117,951

Restaurant Brands International, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021 (Canada)			161,467	161,266

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4s, 2019			164,536	164,382

ROC Finance, LLC bank term loan FRN 5s, 2019			258,045	252,239

Talbots, Inc. (The) bank term loan FRN 9 1/2s, 2021			60,000	58,800

Talbots, Inc. (The) bank term loan FRN 5 1/2s, 2020			119,697	116,705

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.671s, 2017			496,516	284,256

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.671s, 2017			5,096	2,917

TransDigm, Inc. bank term loan FRN Ser. E, 3 1/2s, 2022			39,905	39,392

Univision Communications, Inc. bank term loan FRN 4s, 2020			303,514	301,238

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 3 1/2s, 2020			104,487	104,095

Visteon Corp. bank term loan FRN Class B, 3 1/2s, 2021			55,417	55,330

Total senior loans (cost $6,933,887)				$6,532,324

PURCHASED SWAP OPTIONS OUTSTANDING (1.3%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

(2.0875)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.0875		$10,085,200	$343,502

(2.685)/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.685		20,151,100	188,816

2.474/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.474		18,160,000	134,384

(1.548)/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.548		90,800,000	121,672

2.434/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.434		18,160,000	101,333

2.391/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.391		36,320,000	97,338

2.2575/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.2575		18,594,100	27,519

2.1325/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.1325		18,594,100	7,252

2.151/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.151		36,320,000	36

Citibank, N.A.

2.493/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.493		17,622,400	186,269

2.403/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.403		17,622,400	118,070

(2.087)/3 month USD-LIBOR-BBA/May-18	May-16/2.087		36,706,100	88,829

2.368/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.368		18,160,000	37,228

2.268/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.268		18,160,000	9,262

Credit Suisse International

(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915		3,987,800	427,971

2.44375/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.44375		35,244,800	329,539

2.43375/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.43375		35,244,800	278,081

(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315		3,987,800	271,390

(2.70125)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.70125		35,244,800	88,817

Goldman Sachs International

2.4575/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.4575		35,244,800	331,654

(2.82)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/2.82		3,681,050	271,846

(2.7475)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.7475		35,244,800	85,292

(2.18625)/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.18625		36,706,100	75,982

(2.5705)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.5705		36,320,000	48,669

2.06625/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.06625		38,844,000	2,331

JPMorgan Chase Bank N.A.

0.98/3 month USD-LIBOR-BBA/Sep-17	Sep-15/0.98		46,204,700	66,535

Total purchased swap options outstanding (cost $3,799,788)				$3,739,617

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Aug-15/$99.02		$15,200,000	$145,494

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Jul-15/101.86		19,000,000	684

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Jul-15/103.42		19,000,000	19

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-15/99.13		19,000,000	207,157

Total purchased options outstanding (cost $639,766)				$353,354

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			177	$178,853

M/I Homes, Inc. Ser. A, $2.438 pfd.			4,100	108,568

Total preferred stocks (cost $244,090)				$287,421

CONVERTIBLE BONDS AND NOTES (0.0%)(a)
			Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$100,000	$120,500

Total convertible bonds and notes (cost $103,930)				$120,500

COMMON STOCKS (0.0%)(a)
			Shares	Value

Connacher Oil and Gas, Ltd. (Canada)(NON)			6,021	$9,400

Connacher Oil and Gas, Ltd. (Canada)(NON)			1,436	2,373

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)			9,978	399

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			9,978	399

Tribune Co. Class 1C(F)			40,066	10,017

Total common stocks (cost $332,099)				$22,588

SHORT-TERM INVESTMENTS (10.4%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.10%(AFF)		Shares	18,186,808	$18,186,808

SSgA Prime Money Market Fund Class N 0.04%(P)		Shares	340,000	340,000

U.S. Treasury Bills 0.00%, October 15, 2015(SEGCCS)			315,000	314,981

U.S. Treasury Bills 0.01%, July 9, 2015(SEG)(SEGSF)(SEGCCS)			2,200,000	2,199,996

U.S. Treasury Bills 0.01%, November 5, 2015(SEGSF)(SEGCCS)			840,000	839,940

U.S. Treasury Bills 0.02%, August 13, 2015(SEGSF)(SEGCCS)			2,942,000	2,941,946

U.S. Treasury Bills 0.02%, August 20, 2015(SEG)(SEGSF)(SEGCCS)			1,717,000	1,716,964

U.S. Treasury Bills 0.02%, September 10, 2015(SEG)			100,000	100,003

U.S. Treasury Bills 0.02%, September 17, 2015(SEGSF)			110,000	110,000

U.S. Treasury Bills 0.03%, August 6, 2015(SEGSF)			90,000	89,998

U.S. Treasury Bills 0.03%, July 2, 2015(SEGCCS)			590,000	590,000

U.S. Treasury Bills 0.03%, November 12, 2015(SEGCCS)			25,000	24,997

U.S. Treasury Bills 0.10%, July 23, 2015(SEG)(SEGSF)(SEGCCS)			3,368,000	3,367,793

Total short-term investments (cost $30,823,464)				$30,823,426

TOTAL INVESTMENTS

Total investments (cost $420,968,886)(b)				$413,313,031

FORWARD CURRENCY CONTRACTS at 6/30/15 (aggregate face value $134,038,833) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/15/15	$625,195	$615,652	$9,543
	British Pound	Buy	9/16/15	937,838	910,471	27,367
	Canadian Dollar	Buy	7/15/15	44,828	103,449	(58,621)
	Chilean Peso	Sell	7/15/15	362,080	374,515	12,435
	Euro	Sell	9/16/15	1,225,181	1,205,538	(19,643)
	Mexican Peso	Buy	7/15/15	1,473,449	1,515,498	(42,049)
	New Zealand Dollar	Sell	7/15/15	1,437,613	1,496,026	58,413
	Norwegian Krone	Buy	9/16/15	153,713	154,576	(863)
	Swedish Krona	Sell	9/16/15	1,531,975	1,524,279	(7,696)
Barclays Bank PLC
	Australian Dollar	Buy	7/15/15	1,427,335	1,469,704	(42,369)
	British Pound	Buy	9/16/15	60,932	29,101	31,831
	Canadian Dollar	Sell	7/15/15	572,200	527,983	(44,217)
	Euro	Sell	9/16/15	482,908	476,610	(6,298)
	Japanese Yen	Buy	8/19/15	83,025	85,083	(2,058)
	Mexican Peso	Buy	7/15/15	1,432,450	1,482,049	(49,599)
	New Zealand Dollar	Sell	7/15/15	3,414,628	3,693,409	278,781
	Norwegian Krone	Buy	9/16/15	1,444,413	1,449,720	(5,307)
	Singapore Dollar	Sell	8/19/15	1,576,392	1,598,865	22,473
	Swedish Krona	Sell	9/16/15	3,167,021	3,131,895	(35,126)
	Swiss Franc	Buy	9/16/15	1,205,860	1,193,675	12,185
Citibank, N.A.
	Australian Dollar	Sell	7/15/15	131,994	132,066	72
	Brazilian Real	Buy	7/2/15	209,128	212,276	(3,148)
	Brazilian Real	Sell	7/2/15	209,123	197,287	(11,836)
	Brazilian Real	Sell	10/2/15	202,378	205,499	3,121
	British Pound	Buy	9/16/15	622,346	613,215	9,131
	Canadian Dollar	Buy	7/15/15	326,846	376,078	(49,232)
	Chilean Peso	Buy	7/15/15	49,051	51,543	(2,492)
	Danish Krone	Buy	9/16/15	52,118	52,084	34
	Euro	Buy	9/16/15	2,584,844	2,591,293	(6,449)
	Japanese Yen	Sell	8/19/15	994,555	1,015,605	21,050
	Mexican Peso	Buy	7/15/15	1,435,654	1,485,462	(49,808)
	New Zealand Dollar	Sell	7/15/15	1,043,740	1,140,367	96,627
	Norwegian Krone	Buy	9/16/15	779,500	783,056	(3,556)
	Philippine Peso	Buy	8/19/15	740,651	747,991	(7,340)
	Swedish Krona	Sell	9/16/15	789,717	775,619	(14,098)
	Swiss Franc	Buy	9/16/15	1,401,097	1,387,181	13,916
Credit Suisse International
	Australian Dollar	Buy	7/15/15	1,505,590	1,565,017	(59,427)
	British Pound	Buy	9/16/15	1,767,790	1,736,372	31,418
	Canadian Dollar	Sell	7/15/15	429,229	326,399	(102,830)
	Euro	Sell	9/16/15	160,820	135,482	(25,338)
	Indian Rupee	Buy	8/19/15	1,601,418	1,579,883	21,535
	Japanese Yen	Sell	8/19/15	53	54	1
	New Zealand Dollar	Sell	7/15/15	2,093,030	2,256,018	162,988
	Norwegian Krone	Buy	9/16/15	329,108	330,116	(1,008)
	Singapore Dollar	Sell	8/19/15	1,558,140	1,580,341	22,201
	Swedish Krona	Sell	9/16/15	3,834,637	3,825,609	(9,028)
	Swiss Franc	Buy	9/16/15	823,108	814,684	8,424
Deutsche Bank AG
	Australian Dollar	Sell	7/15/15	644,702	606,016	(38,686)
	British Pound	Buy	9/16/15	907,844	874,392	33,452
	Canadian Dollar	Sell	7/15/15	1,457,476	1,393,162	(64,314)
	Euro	Sell	9/16/15	605,559	595,704	(9,855)
	New Zealand Dollar	Buy	7/15/15	585,293	736,584	(151,291)
	Norwegian Krone	Sell	9/16/15	482,872	485,337	2,465
	Polish Zloty	Sell	9/16/15	810,403	823,985	13,582
	Swedish Krona	Sell	9/16/15	15,477	15,194	(283)
	Swiss Franc	Sell	9/16/15	155,546	154,052	(1,494)
	Turkish Lira	Buy	9/16/15	219,890	218,542	1,348
Goldman Sachs International
	Australian Dollar	Buy	7/15/15	757,112	744,385	12,727
	British Pound	Buy	9/16/15	807,966	784,216	23,750
	Canadian Dollar	Sell	7/15/15	1,313,625	1,275,726	(37,899)
	Euro	Buy	9/16/15	53,234	54,084	(850)
	Japanese Yen	Buy	8/19/15	4,419	4,512	(93)
	New Zealand Dollar	Sell	7/15/15	156,493	71,864	(84,629)
	Norwegian Krone	Sell	9/16/15	1,237,302	1,243,772	6,470
	South African Rand	Buy	7/15/15	19,576	19,340	236
	Swedish Krona	Buy	9/16/15	8,494	8,346	148
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/15/15	54,124	53,207	917
	British Pound	Buy	9/16/15	779,857	756,863	22,994
	Canadian Dollar	Sell	7/15/15	1,393,995	1,336,566	(57,429)
	Euro	Sell	9/16/15	2,652,587	2,567,155	(85,432)
	Japanese Yen	Sell	8/19/15	1,529,710	1,515,994	(13,716)
	New Zealand Dollar	Buy	7/15/15	675,723	738,323	(62,600)
	Swedish Krona	Sell	9/16/15	150,676	147,996	(2,680)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/15/15	1,584,925	1,563,006	21,919
	British Pound	Sell	9/16/15	278,430	299,847	21,417
	Canadian Dollar	Buy	7/15/15	583,006	641,100	(58,094)
	Euro	Sell	9/16/15	3,313,278	3,261,289	(51,989)
	Indian Rupee	Buy	8/19/15	101,130	100,038	1,092
	Japanese Yen	Sell	8/19/15	213,174	212,624	(550)
	Mexican Peso	Buy	7/15/15	1,410,870	1,459,360	(48,490)
	New Zealand Dollar	Sell	7/15/15	2,602,785	2,776,225	173,440
	Norwegian Krone	Buy	9/16/15	2,558,980	2,571,606	(12,626)
	Philippine Peso	Buy	8/19/15	740,649	745,573	(4,924)
	Singapore Dollar	Sell	8/19/15	1,487,434	1,498,672	11,238
	South African Rand	Buy	7/15/15	406,149	406,987	(838)
	South Korean Won	Sell	8/19/15	49,131	50,546	1,415
	Swedish Krona	Sell	9/16/15	2,779,129	2,755,655	(23,474)
	Swiss Franc	Buy	9/16/15	188,265	186,336	1,929
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	7/15/15	1,940,429	1,978,506	(38,077)
	British Pound	Sell	9/16/15	274,348	304,834	30,486
	Canadian Dollar	Buy	7/15/15	18,091	100,022	(81,931)
	Euro	Sell	9/16/15	2,767,427	2,743,927	(23,500)
	Japanese Yen	Sell	8/19/15	1,466,931	1,506,830	39,899
	New Zealand Dollar	Sell	7/15/15	2,177,098	2,315,535	138,437
	Norwegian Krone	Buy	9/16/15	1,733,542	1,736,984	(3,442)
	Singapore Dollar	Sell	8/19/15	1,509,988	1,503,117	(6,871)
	Swedish Krona	Sell	9/16/15	3,038,831	3,002,192	(36,639)
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/15/15	1,226,878	1,233,814	(6,936)
	Brazilian Real	Buy	7/2/15	1,514,039	1,507,059	6,980
	Brazilian Real	Sell	7/2/15	1,514,039	1,537,329	23,290
	Brazilian Real	Buy	10/2/15	1,465,171	1,488,945	(23,774)
	British Pound	Buy	9/16/15	399,665	387,934	11,731
	Canadian Dollar	Sell	7/15/15	915,375	857,608	(57,767)
	Chilean Peso	Buy	7/15/15	1,501,063	1,520,211	(19,148)
	Euro	Sell	9/16/15	2,183,295	2,146,938	(36,357)
	Hungarian Forint	Buy	9/16/15	1,465,334	1,482,186	(16,852)
	Japanese Yen	Sell	8/19/15	953,236	982,393	29,157
	New Zealand Dollar	Sell	7/15/15	709,499	690,462	(19,037)
	Norwegian Krone	Buy	9/16/15	27,234	27,437	(203)
	Singapore Dollar	Sell	8/19/15	2,786,936	2,789,057	2,121
	Swedish Krona	Sell	9/16/15	462,451	471,458	9,007
	Swiss Franc	Buy	9/16/15	1,145,036	1,133,436	11,600
	Turkish Lira	Sell	9/16/15	218,794	217,429	(1,365)
UBS AG
	Australian Dollar	Buy	7/15/15	2,051,837	2,078,147	(26,310)
	British Pound	Buy	9/16/15	501,740	486,921	14,819
	Canadian Dollar	Sell	7/15/15	1,600,045	1,573,150	(26,895)
	Chilean Peso	Buy	7/15/15	1,846	1,923	(77)
	Euro	Sell	9/16/15	2,568,772	2,562,892	(5,880)
	Israeli Shekel	Buy	7/15/15	1,562,665	1,544,720	17,945
	Israeli Shekel	Sell	7/15/15	1,570,641	1,527,930	(42,711)
	Japanese Yen	Buy	8/19/15	819,346	836,785	(17,439)
	New Zealand Dollar	Buy	7/15/15	526,202	658,517	(132,315)
	Norwegian Krone	Buy	9/16/15	19,403	19,485	(82)
	Swedish Krona	Buy	9/16/15	14,112	13,840	272
WestPac Banking Corp.
	Australian Dollar	Buy	7/15/15	103,004	133,681	(30,677)
	Canadian Dollar	Sell	7/15/15	757,516	747,307	(10,209)
	Euro	Sell	9/16/15	1,998,703	1,966,605	(32,098)
	New Zealand Dollar	Buy	7/15/15	1,339,534	1,464,035	(124,501)
	South Korean Won	Buy	8/19/15	46,938	48,376	(1,438)

Total						$(764,374)

FUTURES CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Bund 10 yr (Long)	82	$13,895,485	Sep-15	$90,498
Euro-Buxl 30 yr (Short)	5	$828,556	Sep-15	13,810
U.S. Treasury Bond 30 yr (Short)	6	905,063	Sep-15	(15,324)
U.S. Treasury Bond Ultra 30 yr (Long)	24	3,697,500	Sep-15	(108,106)
U.S. Treasury Note 10 yr (Short)	108	13,626,563	Sep-15	81,559

Total				$62,437

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/15 (premiums $4,524,945) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

(2.281)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.281	$18,160,000	$726
1.798/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.798	90,800,000	53,572
1.278/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.278	22,700,000	67,192
(2.3825)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.3825	18,594,100	80,327
2.955/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.955	40,302,200	141,058
1.66/3 month USD-LIBOR-BBA/Jul-20	Jul-15/1.66	20,170,400	153,900
(2.541)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.541	18,160,000	183,416
(2.604)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.604	18,160,000	280,209
Citibank, N.A.

2.587/3 month USD-LIBOR-BBA/May-18	May-16/2.587	36,706,100	34,504
2.387/3 month USD-LIBOR-BBA/May-18	May-16/2.387	36,706,100	50,654
(2.468)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.468	18,160,000	104,783
(2.583)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.583	17,622,400	274,557
Credit Suisse International

2.5675/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.5675	17,622,400	99,919
(2.5675)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.5675	17,622,400	257,992
(2.60)/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.60	17,622,400	305,396
2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515	3,987,800	619,202
Goldman Sachs International

(1.885)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/1.885	3,681,050	11,227
2.58625/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.58625	73,412,200	71,210
2.6025/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.6025	17,622,400	97,276
(2.6025)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.6025	17,622,400	301,519
JPMorgan Chase Bank N.A.

(0.83)/3 month USD-LIBOR-BBA/Sep-17	Sep-15/0.83	46,204,700	22,178
(0.905)/3 month USD-LIBOR-BBA/Sep-17	Sep-15/0.905	46,204,700	40,660
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	6,568,000	888,453

Total			$4,139,930

WRITTEN OPTIONS OUTSTANDING at 6/30/15 (premiums $649,688) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Jul-15/$102.64	$38,000,000	$38
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-15/97.13	38,000,000	134,520
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-15/96.13	19,000,000	39,159
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jul-15/99.86	10,000,000	57,220
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Aug-15/102.48	19,000,000	146,699

Total			$377,636

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Bank of America N.A.

(2.594)/3 month USD-LIBOR-BBA/Jul-25 (Purchased)	Jul-15/2.594	$35,244,800	$(158,602)	$26,786
2.454/3 month USD-LIBOR-BBA/Jul-25 (Written)	Jul-15/2.454	17,622,400	156,399	(29,429)
JPMorgan Chase Bank N.A.

(3.035)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.035	5,037,775	(134,045)	36,675
(3.117)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.117	5,037,775	(141,058)	13,552
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	9,176,100	(60,672)	(40,834)
2.2325/3 month USD-LIBOR-BBA/Aug-25 (Purchased)	Aug-15/2.2325	18,160,000	(99,880)	(48,306)
2.117/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.117	5,037,775	(123,441)	(53,048)
2.035/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.035	5,037,775	(128,005)	(65,491)
2.3675/3 month USD-LIBOR-BBA/Aug-25 (Purchased)	Aug-15/2.3675	18,160,000	(179,784)	(67,918)
1.963/3 month USD-LIBOR-BBA/Jul-25 (Purchased)	Jul-15/1.963	19,422,000	(85,457)	(85,457)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	18,352,200	(128,924)	(87,907)
2.079/3 month USD-LIBOR-BBA/Jul-25 (Purchased)	Jul-15/2.079	19,422,000	(143,723)	(143,723)
(2.195)/3 month USD-LIBOR-BBA/Jul-25 (Written)	Jul-15/2.195	19,422,000	226,266	226,266
(2.5025)/3 month USD-LIBOR-BBA/Aug-25 (Written)	Aug-15/2.5025	18,160,000	279,664	67,737
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	36,704,400	117,454	54,543
2.655/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.655	22,065,500	146,184	45,808
2.56/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.56	22,065,500	141,058	28,994
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	18,352,200	56,194	25,143
(1.56)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.56	22,065,500	127,038	23,389
(1.655)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.655	22,065,500	125,773	6,399

Total			$(7,561)	$(66,821)

TBA SALE COMMITMENTS OUTSTANDING at 6/30/15 (proceeds receivable $2,060,313) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3 1/2s, July 1, 2045	$2,000,000	7/14/15	$2,060,781

Total			$2,060,781

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG
BRL	24,803,354	$—	1/2/17	Brazil Cetip Interbank Deposit Rate Over	0.00%	$(76,905)
ILS	1,152,000	—	6/26/25	2.39%	3 month TELBOR03	780
ILS	1,152,000	—	6/29/25	2.404%	3 month TELBOR03	500
ILS	3,456,000	—	7/1/25	2.4517%	3 month TELBOR03	(2,276)
ILS	4,608,000	—	7/2/25	2.45625%	3 month TELBOR03	3,423
PLN	9,968,000	—	3/17/24	4.1072%	6 month PLN-WIBOR-WIBO	(262,984)
PLN	4,970,000	—	3/18/24	4.12875%	6 month PLN-WIBOR-WIBO	(133,327)
PLN	4,165,000	—	3/27/24	4.045%	6 month PLN-WIBOR-WIBO	(106,875)
PLN	1,239,000	—	6/26/25	6 month PLN-WIBOR-WIBO	2.89%	(2,616)
PLN	1,239,000	—	6/29/25	6 month PLN-WIBOR-WIBO	2.88%	(2,946)
PLN	3,717,000	—	6/30/25	6 month PLN-WIBOR-WIBO	2.87%	(9,718)
PLN	3,717,000	—	7/1/25	6 month PLN-WIBOR-WIBO	3.0266%	3,608
PLN	3,717,000	—	7/2/25	6 month PLN-WIBOR-WIBO	3.00%	1,284
ZAR	18,686,000	—	1/26/25	3 month ZAR-JIBAR-SAFEX	7.09%	(116,940)
ZAR	12,457,000	—	1/23/25	3 month ZAR-JIBAR-SAFEX	7.08%	(78,376)
Goldman Sachs International
KRW	1,462,000,000	—	11/6/19	3 month KRW-CD-KSDA-BLOOMBERG	2.17%	13,374
JPMorgan Chase Bank N.A.
BRL	25,053,070	—	1/2/17	Brazil Cetip Interbank Deposit Rate Over	0.00%	(143,110)
BRL	10,892,123	—	1/2/17	Brazil Cetip Interbank Deposit Rate Over	0.00%	(2,032)
PLN	1,415,000	—	3/12/25	2.42%	6 month PLN-WIBOR-WIBO	16,514
ZAR	12,924,000	—	1/22/25	3 month ZAR-JIBAR-SAFEX	7.14%	(76,925)
ZAR	38,772,000	—	1/23/25	3 month ZAR-JIBAR-SAFEX	7.0633%	(247,556)
ZAR	8,367,000	—	3/10/25	3 month ZAR-JIBAR-SAFEX	7.91%	(16,832)

Total		$—	$(1,239,935)

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$14,817,000	(E)	$(119)	12/16/18	2.3795%	3 month USD-LIBOR-BBA	$(359,920)
		4,939,000	(E)	(40)	12/16/18	2.337%	3 month USD-LIBOR-BBA	(113,790)
		8,788,000	(E)	(71)	12/16/18	2.0025%	3 month USD-LIBOR-BBA	(115,870)
		17,960,000	(E)	(9,380)	12/16/18	1.9525%	3 month USD-LIBOR-BBA	(219,601)
		14,584,000	(E)	(117)	12/16/18	1.813%	3 month USD-LIBOR-BBA	(110,883)
		49,409,000		221,142	6/17/20	1.80%	3 month USD-LIBOR-BBA	101,124
		20,593,000	(E)	(166)	12/16/18	3 month USD-LIBOR-BBA	1.41%	(88,221)
		13,268,600	(E)	56,155	4/20/19	3 month USD-LIBOR-BBA	1.85%	(6,698)
		3,321,800	(E)	(112,200)	4/20/27	2.415%	3 month USD-LIBOR-BBA	35,640
		18,056,200		(130,243)	7/1/25	2.2125%	3 month USD-LIBOR-BBA	249,461
		18,056,200		(79,686)	7/1/25	2.325%	3 month USD-LIBOR-BBA	114,725
		18,056,200		209,214	7/1/25	3 month USD-LIBOR-BBA	2.10%	(355,783)
		19,262,400	(E)	(188,732)	9/16/25	3 month USD-LIBOR-BBA	2.60%	(30,491)
		124,466,000	(E)	298,352	9/16/20	2.00%	3 month USD-LIBOR-BBA	(445,954)
		6,843,000		(90)	6/30/25	3 month USD-LIBOR-BBA	2.54249%	63,240
		302,317,000	(E)	338,851	9/16/17	1.25%	3 month USD-LIBOR-BBA	(860,440)
		11,467,000	(E)	(465,733)	9/16/45	3 month USD-LIBOR-BBA	3.10%	(109,177)
		95,080,000		84,331	6/18/17	0.955%	3 month USD-LIBOR-BBA	(53,896)
		45,884,000		(172)	6/30/17	0.93813%	3 month USD-LIBOR-BBA	(41,432)
		6,843,114		(90)	6/30/25	3 month USD-LIBOR-BBA	2.54563%	65,206
		45,884,000		(172)	6/30/17	0.93999%	3 month USD-LIBOR-BBA	(43,133)
		4,957,000		(65)	7/2/25	2.46033%	3 month USD-LIBOR-BBA	(6,519)
	AUD	1,846,000		(19)	3/23/25	6 month AUD-BBR-BBSW	2.765%	(67,552)
	AUD	2,447,000		(25)	3/30/25	2.77%	6 month AUD-BBR-BBSW	88,730
	AUD	1,866,000		(20)	5/19/25	6 month AUD-BBR-BBSW	3.1575%	(21,793)
	AUD	1,188,000		(12)	5/22/25	3.215%	6 month AUD-BBR-BBSW	9,400
	AUD	1,448,000		(15)	6/1/25	3.045%	6 month AUD-BBR-BBSW	28,534
	AUD	1,360,000		(14)	6/5/25	3.325%	6 month AUD-BBR-BBSW	1,363
	AUD	1,500,000		(15)	6/11/25	3.385%	6 month AUD-BBR-BBSW	(4,102)
	AUD	2,784,000		(28)	6/16/25	3.373%	6 month AUD-BBR-BBSW	(4,918)
	AUD	1,415,000		(14)	6/19/25	3.26%	6 month AUD-BBR-BBSW	8,343
	AUD	1,451,000		(15)	7/1/25	3.305%	6 month AUD-BBR-BBSW	4,426
	CAD	2,006,000		(21)	3/20/25	1.7775%	3 month CAD-BA-CDOR	49,023
	CAD	10,079,000		(106)	3/26/25	3 month CAD-BA-CDOR	1.865%	(183,591)
	CAD	1,241,000		(13)	4/1/25	3 month CAD-BA-CDOR	1.77%	(31,807)
	CAD	1,541,000		(16)	4/8/25	1.83%	3 month CAD-BA-CDOR	33,042
	CAD	20,912,000		(62)	6/17/17	0.92%	3 month CAD-BA-CDOR	(3,555)
	CAD	23,960,000		(178)	6/17/20	3 month CAD-BA-CDOR	1.24%	(90,048)
	CAD	919,000		(10)	4/17/25	1.89%	3 month CAD-BA-CDOR	15,966
	CAD	3,674,000		(40)	4/17/25	1.91875%	3 month CAD-BA-CDOR	55,922
	CAD	3,262,000		(35)	4/17/25	1.89375%	3 month CAD-BA-CDOR	55,756
	CAD	8,225,000		(97)	6/17/25	2.253%	3 month CAD-BA-CDOR	(54,871)
	CAD	1,353,000		(15)	5/19/25	3 month CAD-BA-CDOR	2.195%	5,092
	CAD	3,928,000		(42)	5/21/25	3 month CAD-BA-CDOR	2.1875%	12,279
	CAD	1,484,000		(16)	6/9/25	2.3075%	3 month CAD-BA-CDOR	(16,548)
	CAD	1,611,000		(17)	5/26/25	2.1925%	3 month CAD-BA-CDOR	(5,257)
	CAD	1,269,000		(13)	5/28/25	2.093%	3 month CAD-BA-CDOR	5,401
	CAD	1,515,000		(16)	6/1/25	2.03%	3 month CAD-BA-CDOR	13,916
	CAD	1,567,000		(17)	6/12/25	2.28625%	3 month CAD-BA-CDOR	(14,742)
	CAD	1,536,000		(16)	6/15/25	2.21375%	3 month CAD-BA-CDOR	(5,872)
	CAD	1,380,000		(15)	6/24/25	3 month CAD-BA-CDOR	2.247%	8,061
	CAD	2,437,000		(26)	6/29/25	3 month CAD-BA-CDOR	2.255%	15,052
	CAD	1,490,000		(16)	6/29/25	3 month CAD-BA-CDOR	2.27%	10,870
	CHF	1,245,000		(16)	3/20/25	6 month CHF-LIBOR-BBA	0.1775%	(22,586)
	CHF	840,000		(11)	3/23/25	6 month CHF-LIBOR-BBA	0.1675%	(16,371)
	CHF	610,000		(8)	3/26/25	6 month CHF-LIBOR-BBA	0.1525%	(12,961)
	CHF	3,573,000		(49)	4/2/25	6 month CHF-LIBOR-BBA	0.182%	(65,575)
	CHF	1,299,000		(18)	4/10/25	0.16875%	6 month CHF-LIBOR-BBA	26,255
	CHF	14,160,000		(57)	5/5/17	6 month CHF-LIBOR-BBA	0.60875%	(50,109)
	CHF	2,800,000		(39)	5/5/25	6 month CHF-LIBOR-BBA	0.22%	(45,608)
	CHF	2,800,000		(40)	5/19/25	0.29%	6 month CHF-LIBOR-BBA	26,840
	CHF	14,160,000		(58)	5/19/17	0.63%	6 month CHF-LIBOR-BBA	42,255
	CHF	1,443,000		(20)	5/26/25	0.28%	6 month CHF-LIBOR-BBA	16,020
	CHF	1,401,000		(20)	5/26/25	0.2725%	6 month CHF-LIBOR-BBA	16,682
	CHF	700,000		(10)	5/28/25	6 month CHF-LIBOR-BBA	0.2425%	(10,659)
	CHF	800,000		(11)	6/2/25	6 month CHF-LIBOR-BBA	0.2475%	(11,964)
	CHF	794,000		(11)	6/11/25	6 month CHF-LIBOR-BBA	0.46%	5,788
	CHF	736,000		(10)	6/17/25	0.40%	6 month CHF-LIBOR-BBA	(409)
	CHF	680,000		(10)	6/24/25	6 month CHF-LIBOR-BBA	0.45%	3,789
	CHF	782,000		(11)	6/26/25	6 month CHF-LIBOR-BBA	0.39%	(803)
	CHF	682,000		(10)	7/2/25	0.40875%	6 month CHF-LIBOR-BBA	(462)
	EUR	2,520,000	(E)	9,713	9/16/45	6 month EUR-EURIBOR-Telerate	1.75%	34,888
	EUR	2,587,000	(E)	3,951	9/16/17	0.25%	6 month EUR-EURIBOR-Telerate	(1,779)
	EUR	25,108,000	(E)	228,467	9/16/20	6 month EUR-EURIBOR-Telerate	0.50%	151,462
	EUR	16,798,000	(E)	(35,319)	9/16/25	1.25%	6 month EUR-EURIBOR-Telerate	(120,829)
	EUR	9,960,000	(E)	(5,060)	9/16/35	1.75%	6 month EUR-EURIBOR-Telerate	(165,279)
	GBP	2,000	(E)	228	9/16/45	2.75%	6 month GBP-LIBOR-BBA	(42)
	GBP	8,000	(E)	137	9/16/20	2.00%	6 month GBP-LIBOR-BBA	5
	GBP	2,145,000	(E)	20,743	9/16/25	2.25%	6 month GBP-LIBOR-BBA	2,648
	JPY	32,455,000		(11)	3/24/44	6 month JPY-LIBOR-BBA	1.80%	22,934
	JPY	63,551,000		(21)	3/24/44	6 month JPY-LIBOR-BBA	1.79625%	44,416
	JPY	1,780,000,000		(70)	3/14/19	6 month JPY-LIBOR-BBA	0.3175%	65,041
	JPY	389,500,000		(68)	3/14/44	1.795%	6 month JPY-LIBOR-BBA	(272,772)
	JPY	31,464,000		(6)	3/24/44	6 month JPY-LIBOR-BBA	1.80125%	22,320
	JPY	36,000,000		(11)	11/7/44	6 month JPY-LIBOR-BBA	1.5025%	2,238
	JPY	215,000,000		(65)	11/7/44	6 month JPY-LIBOR-BBA	1.495%	9,999
	JPY	1,119,000,000		(80)	11/7/19	0.2475%	6 month JPY-LIBOR-BBA	(1,312)
	JPY	661,000,000		(47)	11/7/19	0.25%	6 month JPY-LIBOR-BBA	(1,379)
	JPY	11,030,000		(3)	11/7/44	6 month JPY-LIBOR-BBA	1.4975%	571
	JPY	511,900,000		(30)	2/19/20	6 month JPY-LIBOR-BBA	1.3975%	227,884
	JPY	38,691,000		(4)	5/1/25	0.51%	6 month JPY-LIBOR-BBA	3,356
	JPY	1,250,832,000		(75)	5/20/25	0.583%	6 month JPY-LIBOR-BBA	41,039
	JPY	1,004,624,000		(60)	5/26/25	6 month JPY-LIBOR-BBA	0.595%	(25,353)
	JPY	370,258,000		(40)	5/26/25	0.614%	6 month JPY-LIBOR-BBA	3,609
	JPY	312,363,000		(18)	6/4/25	6 month JPY-LIBOR-BBA	0.619%	(2,451)
	JPY	305,264,000		(32)	6/8/25	0.6725%	6 month JPY-LIBOR-BBA	(10,437)
	JPY	333,749,000		(35)	6/10/25	0.674%	6 month JPY-LIBOR-BBA	(11,687)
	JPY	333,817,000		(35)	6/12/25	0.6775%	6 month JPY-LIBOR-BBA	(12,458)
	JPY	938,231,000		(55)	6/17/25	6 month JPY-LIBOR-BBA	0.689%	42,295
	JPY	283,180,000		(17)	6/25/25	0.622%	6 month JPY-LIBOR-BBA	3,131
	JPY	1,004,624,000		(59)	7/2/25	6 month JPY-LIBOR-BBA	0.6325%	(1,253)
	NOK	6,372,000		(11)	6/25/25	2.3775%	6 month NOK-NIBOR-NIBR	705
	NOK	6,081,000		(10)	6/29/25	6 month NOK-NIBOR-NIBR	2.37%	(1,342)
	NOK	6,084,000		(10)	7/2/25	6 month NOK-NIBOR-NIBR	2.375%	(997)
	NZD	4,701,000		(47)	4/23/25	3 month NZD-BBR-FRA	3.7275%	(42,692)
	NZD	1,778,000		(17)	4/8/25	3 month NZD-BBR-FRA	3.675%	(21,116)
	NZD	10,639,000		(107)	4/9/25	3.675%	3 month NZD-BBR-FRA	126,133
	NZD	1,645,000		(16)	4/10/25	3.7275%	3 month NZD-BBR-FRA	14,600
	NZD	4,760,000		(48)	4/22/25	3 month NZD-BBR-FRA	3.705%	(49,238)
	NZD	1,213,000		(12)	5/22/25	3 month NZD-BBR-FRA	4.0075%	7,877
	NZD	3,799,000		(36)	5/25/25	3.985%	3 month NZD-BBR-FRA	(19,549)
	NZD	1,231,000		(12)	6/12/25	4.1425%	3 month NZD-BBR-FRA	(17,223)
	NZD	1,009,000		(9)	6/26/25	3 month NZD-BBR-FRA	3.975%	4,305
	NZD	1,243,000		(11)	7/2/25	3.9025%	3 month NZD-BBR-FRA	(187)
	NZD	994,000		(10)	5/29/25	3 month NZD-BBR-FRA	3.99%	5,338
	NZD	1,058,000		(10)	6/16/25	3 month NZD-BBR-FRA	4.045%	8,871
	NZD	1,497,000		(14)	6/17/25	3 month NZD-BBR-FRA	4.025%	10,848
	NZD	2,464,000		(23)	6/17/25	3 month NZD-BBR-FRA	4.02%	17,159
	NZD	1,307,000		(12)	6/22/25	3 month NZD-BBR-FRA	3.895%	(197)
	NZD	959,000		(9)	6/25/25	3.955%	3 month NZD-BBR-FRA	(3,031)
	NZD	1,046,000		(9)	7/2/25	3.905%	3 month NZD-BBR-FRA	(305)
	NZD	2,486,000		(22)	7/2/25	3.9525%	3 month NZD-BBR-FRA	(7,391)
	SEK	12,370,000		(20)	5/19/25	3 month SEK-STIBOR-SIDE	1.3225%	(35,934)
	SEK	18,921,000		(31)	6/23/25	1.5525%	3 month SEK-STIBOR-SIDE	11,576

	Total			$441,108	$(2,456,755)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$246,460	$—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	$276
	442,880	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	233
	446,872	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	501
	413,702	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	593
	1,245,187	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,100)
	174,168	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	322
	356,947	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	512
	2,141,684	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,071
	455,386	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	221
	1,087,481	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,454)
	1,361,397	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,952
	414,230	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	766
	50,273	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	108
	183,828	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	264
	229,643	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	258
	1,070,842	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,536
	907,462	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,716)
	1,033,637	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	1,911
	190,869	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	214
	1,466,009	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	1,032
	5,867,859	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,414
	1,281,084	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,837
	215,921	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	242
	700,012	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	785
	507,473	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	569
	2,751,794	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(11,270)
	510,850	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(2,517)
	408,955	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	73
	204,512	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	36
	204,512	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	36
	410,383	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	73
	1,065,853	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	190
	410,383	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	73
	659,598	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	695
	397,292	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	419
	404,064	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	579
	503,614	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	531
	874,268	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,580)
	753,269	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,622
	108,053	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	233
	819,338	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	146
	113,975	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(467)
	1,814,364	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	3,194
	321,610	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	461
	1,443,681	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(534)
	1,161,927	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,759)
	2,893,773	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,070)
	817,799	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	1,620
Citibank, N.A.
	832,758	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,194
	1,784,737	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,559
	1,558,075	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,234
Credit Suisse International
	713,895	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,024
	550,937	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,256)
	1,109,884	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	1,170
	1,131,523	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	1,992
	1,254,313	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	2,208
	1,154,879	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	1,217
	391,845	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	145
	1,651,587	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	4,820
	793,434	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	2,315
	396,717	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	1,158
	1,371,700	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	4,003
	810,057	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	1,605
	1,285,113	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	2,546
	1,472,320	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	2,917
Deutsche Bank AG
	550,937	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,256)
Goldman Sachs International
	628,589	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	305
	248,542	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	535
	1,099,385	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	578
	1,099,385	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	578
	378,563	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,550)
	142,211	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(582)
	1,053,683	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(1,803)
	33,918	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	16
	289,134	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	140
	731,815	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	43
	303,938	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	148
	607,877	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	295
	18,663	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	40
	82,216	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	30
	267,205	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,093)
	518,570	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,124)
	320,577	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,313)
	24,654	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(101)
	65,699	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(269)
	2,564,917	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,348
	2,234,296	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,174
	528,369	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	195
	1,802,941	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	3,174
	3,385,000	—	2/24/25	(2.01%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	7,928
	2,191,190	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	6,394
	1,731,435	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	5,053
	800,999	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	2,337
	754,000	—	3/12/25	(1.925%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	9,108
GBP	1,961,000	—	2/20/25	(2.895%)	GBP Non-revised UK Retail Price Index	(64,059)
GBP	436,000	—	3/10/25	(2.8675%)	GBP Non-revised UK Retail Price Index	(19,545)
JPMorgan Chase Bank N.A.
	$3,391,594	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,254
	1,939,616	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	717
	2,971,086	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,098
	1,841,183	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	681
	1,802,941	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	3,174
EUR	5,518,000	—	5/25/20	(1.115%)	Eurostat Eurozone HICP excluding tobacco	45,283
EUR	5,432,000	—	5/25/25	1.445%	Eurostat Eurozone HICP excluding tobacco	(63,417)

Total		$—	$(37,504)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$4,375	$64,000	5/11/63	300 bp	$3,965
	CMBX NA BBB- Index	BBB-/P	8,497	141,000	5/11/63	300 bp	7,595
	CMBX NA BBB- Index	BBB-/P	17,409	282,000	5/11/63	300 bp	15,604
	CMBX NA BBB- Index	BBB-/P	16,587	291,000	5/11/63	300 bp	14,725
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	33,591	303,000	5/11/63	300 bp	31,651
	CMBX NA BBB- Index	—	(774)	74,000	1/17/47	(300 bp)	1,268
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	115	16,000	5/11/63	300 bp	12
	CMBX NA BBB- Index	BBB-/P	(574)	45,000	5/11/63	300 bp	(862)
	CMBX NA BBB- Index	BBB-/P	(768)	46,000	5/11/63	300 bp	(1,063)
	CMBX NA BBB- Index	BBB-/P	(878)	56,000	5/11/63	300 bp	(1,236)
	CMBX NA BBB- Index	BBB-/P	428	94,000	5/11/63	300 bp	(173)
	CMBX NA BBB- Index	BBB-/P	567	97,000	5/11/63	300 bp	(54)
	CMBX NA BBB- Index	BBB-/P	282	123,000	5/11/63	300 bp	(505)
	CMBX NA BBB- Index	BBB-/P	2,851	149,000	5/11/63	300 bp	1,897
	CMBX NA BBB- Index	BBB-/P	536	164,000	5/11/63	300 bp	(514)
	CMBX NA BBB- Index	BBB-/P	375	164,000	5/11/63	300 bp	(674)
	CMBX NA BBB- Index	BBB-/P	269	207,000	5/11/63	300 bp	(1,056)
	CMBX NA BBB- Index	BBB-/P	20,934	263,000	5/11/63	300 bp	19,251
	CMBX NA BBB- Index	BBB-/P	3,135	270,000	5/11/63	300 bp	1,407
	CMBX NA BBB- Index	BBB-/P	(183)	280,000	5/11/63	300 bp	(1,975)
	CMBX NA BBB- Index	BBB-/P	20,979	288,000	5/11/63	300 bp	19,136
	CMBX NA BBB- Index	BBB-/P	23,988	313,000	5/11/63	300 bp	21,985
	CMBX NA BBB- Index	BBB-/P	4,963	323,000	5/11/63	300 bp	2,895
	CMBX NA BBB- Index	BBB-/P	37,060	328,000	5/11/63	300 bp	34,961
	CMBX NA BBB- Index	BBB-/P	27,130	340,000	5/11/63	300 bp	24,954
	CMBX NA BBB- Index	BBB-/P	26,325	340,000	5/11/63	300 bp	24,149
	CMBX NA BBB- Index	BBB-/P	22,366	340,000	5/11/63	300 bp	20,190
	CMBX NA BBB- Index	BBB-/P	10,467	344,000	5/11/63	300 bp	8,265
	CMBX NA BBB- Index	BBB-/P	(2,041)	479,000	5/11/63	300 bp	(5,107)
	CMBX NA BBB- Index	BBB-/P	28,890	704,000	5/11/63	300 bp	24,385
	CMBX NA BBB- Index	BBB-/P	194	22,000	1/17/47	300 bp	(413)
	CMBX NA BBB- Index	BBB-/P	742	42,000	1/17/47	300 bp	(417)
	CMBX NA BBB- Index	BBB-/P	1,027	42,000	1/17/47	300 bp	(133)
	CMBX NA BBB- Index	BBB-/P	287	45,000	1/17/47	300 bp	(955)
	CMBX NA BBB- Index	BBB-/P	224	45,000	1/17/47	300 bp	(1,018)
	CMBX NA BBB- Index	BBB-/P	179	56,000	1/17/47	300 bp	(1,367)
	CMBX NA BBB- Index	BBB-/P	179	56,000	1/17/47	300 bp	(1,367)
	CMBX NA BBB- Index	BBB-/P	1,684	68,000	1/17/47	300 bp	(193)
	CMBX NA BBB- Index	BBB-/P	2,290	94,000	1/17/47	300 bp	(304)
	CMBX NA BBB- Index	BBB-/P	317	99,000	1/17/47	300 bp	(2,415)
	CMBX NA BBB- Index	BBB-/P	212	99,000	1/17/47	300 bp	(2,521)
	CMBX NA BBB- Index	BBB-/P	177	99,000	1/17/47	300 bp	(2,556)
	CMBX NA BBB- Index	BBB-/P	199	112,000	1/17/47	300 bp	(2,892)
	CMBX NA BBB- Index	BBB-/P	366	146,000	1/17/47	300 bp	(3,664)
	CMBX NA BBB- Index	BBB-/P	5,724	146,000	1/17/47	300 bp	1,694
	CMBX NA BBB- Index	BBB-/P	1,782	167,000	1/17/47	300 bp	(2,828)
	CMBX NA BBB- Index	BBB-/P	523	183,000	1/17/47	300 bp	(4,528)
	CMBX NA BBB- Index	BBB-/P	588	183,000	1/17/47	300 bp	(4,463)
	CMBX NA BBB- Index	BBB-/P	2,608	192,000	1/17/47	300 bp	(2,691)
	CMBX NA BBB- Index	BBB-/P	4,564	193,000	1/17/47	300 bp	(762)
	CMBX NA BBB- Index	BBB-/P	1,792	229,000	1/17/47	300 bp	(4,528)
	CMBX NA BBB- Index	BBB-/P	1,630	229,000	1/17/47	300 bp	(4,690)
	CMBX NA BBB- Index	BBB-/P	1,615	323,000	1/17/47	300 bp	(7,300)
	CMBX NA BBB- Index	BBB-/P	1,615	323,000	1/17/47	300 bp	(7,300)
	CMBX NA BBB- Index	BBB-/P	1,476	345,000	1/17/47	300 bp	(8,046)
	CMBX NA BBB- Index	BBB-/P	4	437,000	1/17/47	300 bp	(12,057)
	CMBX NA BBB- Index	BBB-/P	1,900	533,000	1/17/47	300 bp	(12,811)
	CMBX NA BB Index	—	(1,881)	360,000	5/11/63	(500 bp)	159
	CMBX NA BB Index	—	(4,646)	266,000	5/11/63	(500 bp)	(3,138)
	CMBX NA BB Index	—	2,409	233,000	5/11/63	(500 bp)	3,729
	CMBX NA BB Index	—	5,994	227,000	5/11/63	(500 bp)	7,281
	CMBX NA BB Index	—	3,449	223,000	5/11/63	(500 bp)	4,712
	CMBX NA BB Index	—	(1,095)	120,000	5/11/63	(500 bp)	(415)
	CMBX NA BB Index	—	(914)	119,000	5/11/63	(500 bp)	(239)
	CMBX NA BB Index	—	(1,140)	119,000	5/11/63	(500 bp)	(466)
	CMBX NA BB Index	—	2,240	112,000	5/11/63	(500 bp)	2,874
	CMBX NA BB Index	—	(386)	106,000	5/11/63	(500 bp)	215
	CMBX NA BB Index	—	542	100,000	5/11/63	(500 bp)	1,109
	CMBX NA BB Index	—	(416)	66,000	5/11/63	(500 bp)	(5)
	CMBX NA BB Index	—	(522)	65,000	5/11/63	(500 bp)	(99)
	CMBX NA BB Index	—	972	65,000	5/11/63	(500 bp)	1,341
	CMBX NA BB Index	—	690	39,000	5/11/63	(500 bp)	911
	CMBX NA BB Index	—	(1,359)	140,000	1/17/47	(500 bp)	2,038
	CMBX NA BB Index	—	(5,120)	264,000	5/11/63	(500 bp)	(3,624)
	CMBX NA BBB- Index	BBB-/P	(699)	116,000	5/11/63	300 bp	(1,442)
	CMBX NA BBB- Index	BBB-/P	(1,125)	118,000	5/11/63	300 bp	(1,881)
	CMBX NA BBB- Index	BBB-/P	(643)	190,000	5/11/63	300 bp	(1,859)
	CMBX NA BBB- Index	BBB-/P	1,473	200,000	5/11/63	300 bp	93
	CMBX NA BBB- Index	BBB-/P	(1,866)	223,000	5/11/63	300 bp	(3,293)
	CMBX NA BBB- Index	BBB-/P	2,669	224,000	5/11/63	300 bp	1,236
	CMBX NA BBB- Index	BBB-/P	2,227	224,000	5/11/63	300 bp	793
	CMBX NA BBB- Index	BBB-/P	10,720	224,000	5/11/63	300 bp	9,287
	CMBX NA BBB- Index	BBB-/P	(2,153)	230,000	5/11/63	300 bp	(3,625)
	CMBX NA BBB- Index	BBB-/P	(2,304)	230,000	5/11/63	300 bp	(3,776)
	CMBX NA BBB- Index	BBB-/P	(771)	231,000	5/11/63	300 bp	(2,249)
	CMBX NA BBB- Index	BBB-/P	(776)	232,000	5/11/63	300 bp	(2,260)
	CMBX NA BBB- Index	BBB-/P	639	237,000	5/11/63	300 bp	(877)
	CMBX NA BBB- Index	BBB-/P	1,536	253,000	5/11/63	300 bp	(84)
	CMBX NA BBB- Index	BBB-/P	172	258,000	5/11/63	300 bp	(1,479)
	CMBX NA BBB- Index	BBB-/P	(4,715)	261,000	5/11/63	300 bp	(6,385)
	CMBX NA BBB- Index	BBB-/P	181	261,000	5/11/63	300 bp	(1,489)
	CMBX NA BBB- Index	BBB-/P	907	262,000	5/11/63	300 bp	(769)
	CMBX NA BBB- Index	BBB-/P	6,353	267,000	5/11/63	300 bp	4,644
	CMBX NA BBB- Index	BBB-/P	1,274	275,000	5/11/63	300 bp	(486)
	CMBX NA BBB- Index	BBB-/P	1,584	342,000	5/11/63	300 bp	(605)
	CMBX NA BBB- Index	BBB-/P	(3,476)	346,000	5/11/63	300 bp	(5,690)
	CMBX NA BBB- Index	BBB-/P	652	491,000	5/11/63	300 bp	(2,491)
	CMBX NA BBB- Index	BBB-/P	(10,067)	520,000	5/11/63	300 bp	(13,395)
	CMBX NA BBB- Index	BBB-/P	(8,066)	535,000	5/11/63	300 bp	(11,490)
	CMBX NA BBB- Index	BBB-/P	(6,630)	538,000	5/11/63	300 bp	(10,073)
	CMBX NA BBB- Index	BBB-/P	857	122,000	1/17/47	300 bp	(2,510)
	CMBX NA BBB- Index	BBB-/P	1,004	204,000	1/17/47	300 bp	(4,626)
	CMBX NA BBB- Index	BBB-/P	3,473	277,000	1/17/47	300 bp	(4,172)
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	(429)	94,000	5/11/63	300 bp	(1,031)
	CMBX NA BBB- Index	BBB-/P	245	94,000	5/11/63	300 bp	(357)
	CMBX NA BBB- Index	BBB-/P	(2,303)	333,000	5/11/63	300 bp	(4,434)
	CMBX NA BBB- Index	BBB-/P	234	30,000	1/17/47	300 bp	(594)
	CMBX NA BBB- Index	BBB-/P	627	63,000	1/17/47	300 bp	(1,111)
	CMBX NA BBB- Index	BBB-/P	303	85,000	1/17/47	300 bp	(2,043)
	CMBX NA BBB- Index	BBB-/P	303	85,000	1/17/47	300 bp	(2,043)
	CMBX NA BBB- Index	BBB-/P	2,777	103,000	1/17/47	300 bp	(65)
	CMBX NA BBB- Index	BBB-/P	941	111,000	1/17/47	300 bp	(2,123)
	CMBX NA BBB- Index	BBB-/P	761	178,000	1/17/47	300 bp	(4,152)
	CMBX NA BBB- Index	BBB-/P	635	178,000	1/17/47	300 bp	(4,278)
	CMBX NA BBB- Index	BBB-/P	635	178,000	1/17/47	300 bp	(4,278)
	CMBX NA BBB- Index	BBB-/P	1,145	292,000	1/17/47	300 bp	(6,914)
	CMBX NA BBB- Index	BBB-/P	316	293,000	1/17/47	300 bp	(7,770)
	CMBX NA BB Index	—	(2,362)	223,000	5/11/63	(500 bp)	(1,101)
	CMBX NA BB Index	—	(1,143)	119,000	5/11/63	(500 bp)	(469)
	CMBX NA BB Index	—	2,532	112,000	5/11/63	(500 bp)	3,167
	CMBX NA BB Index	—	1,027	61,000	5/11/63	(500 bp)	1,372
	CMBX NA BB Index	—	523	51,000	5/11/63	(500 bp)	812
	CMBX NA BB Index	—	62	51,000	5/11/63	(500 bp)	351
	CMBX NA BB Index	—	(1,448)	140,000	1/17/47	(500 bp)	1,949
	CMBX NA BB Index	—	(146)	73,000	1/17/47	(500 bp)	1,626
	CMBX NA BBB- Index	BBB-/P	(51)	19,000	5/11/63	300 bp	(172)
	CMBX NA BBB- Index	BBB-/P	(1,286)	118,000	5/11/63	300 bp	(2,042)
	CMBX NA BBB- Index	BBB-/P	(1,791)	223,000	5/11/63	300 bp	(3,220)
	CMBX NA BBB- Index	BBB-/P	1,354	227,000	5/11/63	300 bp	(99)
	CMBX NA BBB- Index	BBB-/P	(2,143)	229,000	5/11/63	300 bp	(3,608)
	CMBX NA BBB- Index	BBB-/P	(2,297)	229,000	5/11/63	300 bp	(3,762)
	CMBX NA BBB- Index	BBB-/P	(2,297)	229,000	5/11/63	300 bp	(3,762)
	CMBX NA BBB- Index	BBB-/P	(931)	232,000	5/11/63	300 bp	(2,416)
	CMBX NA BBB- Index	BBB-/P	2,787	244,000	5/11/63	300 bp	1,226
	CMBX NA BBB- Index	BBB-/P	(4,349)	261,000	5/11/63	300 bp	(6,019)
	CMBX NA BBB- Index	BBB-/P	5,988	200,000	1/17/47	300 bp	368
	CMBX NA BBB- Index	BBB-/P	2,025	263,000	1/17/47	300 bp	(5,234)

	Total		$334,290	$57,755

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2015. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
ZAR	South African Rand
Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2014 through June 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $296,715,020.
(b)	The aggregate identified cost on a tax basis is $426,478,837, resulting in gross unrealized appreciation and depreciation of $8,267,742 and $21,433,548, respectively, or net unrealized depreciation of $13,165,806.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$11,528,830	$107,488,824	$100,830,846	$10,537	$18,186,808
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $166,516,836 to cover certain derivative contracts and delayed delivery securities.
	Debt obligations are considered secured unless otherwise indicated.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	85.2%
	Argentina	2.8
	Greece	1.8
	Russia	1.7
	Venezuela	1.2
	Canada	1.1
	Brazil	0.9
	Luxembourg	0.8
	United Kingdom	0.7
	Mexico	0.6
	Other	3.2

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to hedge interest rate risk and to gain exposure to interest rates.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to a basket of securities, to gain exposure to specific sectors or industries and to gain exposure to rates of inflation in specific regions or countries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $201,370 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $3,169,657 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,938,941 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	—	—	10,017
Energy	11,773	—	798
Total common stocks	11,773	—	10,815
Convertible bonds and notes	$—	$120,500	$—
Corporate bonds and notes	—	97,390,193	6
Foreign government and agency bonds and notes		25,910,162
Mortgage-backed securities	—	136,111,530	3,186,405
Preferred stocks	—	287,421	—
Purchased options outstanding	—	353,354	—
Purchased swap options outstanding	—	3,739,617	—
Senior loans	—	6,532,324	—
U.S. government and agency mortgage obligations	—	108,724,375	—
U.S. treasury obligations	—	111,130	—
Short-term investments	18,526,808	12,296,618	—

Totals by level	$18,538,581	$391,577,224	$3,197,226

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(764,374)	$—
Futures contracts	62,437	—	—
Written options outstanding	—	(377,636)	—
Written swap options outstanding	—	(4,139,930)	—
Forward premium swap option contracts	—	(66,821)	—
TBA sale commitments	—	(2,060,781)	—
Interest rate swap contracts	—	(4,137,798)	—
Total return swap contracts	—	(37,504)	—
Credit default contracts	—	(276,535)	—

Totals by level	$62,437	$(11,861,379)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The following is a reconciliation of Level 3 assets as of the close of the reporting period:

Investments in securities:	Balance as of September 30, 2014	Accrued discounts/premiums	Realized gain/(loss)	Change in net unrealized appreciation/(depreciation)#	Purchases	Sales	Net transfers in and/or out of Level 3†	Balance as of June 30, 2015

Common stocks*:
Consumer cyclicals	$10,017	—	—	—	—	—	—	10,017
Energy	$798	—	—	—	—	—	—	798
Total common stocks	$10,815	—	—	—	—	—	—	$10,815
Corporate bonds and notes	$4	—	—	—	2	—	—	$6
Mortgage-backed securities	$—	—	—	—	—	—	3,186,405	$3,186,405

Totals:	$10,819	$—	$—	$—	$2	$—	$3,186,405	$3,197,226

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
† Transfers during the reporting period are accounted for using the end of period market value and include valuations provided by a single broker quote. Such valuations involve certain inputs and estimates that were unobservable at the end of the reporting period.
# Includes $— related to Level 3 securities still held at period end.
During the reporting period, transfers between level 1 and level 2 within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Level 3 securities, which are fair valued, are not material to the fund.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$28,270	$304,805
Foreign exchange contracts	1,529,829	2,294,203
Interest rate contracts	7,680,735	12,285,016

Total	$9,238,834	$14,884,024

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$52,700,000
Purchased swap option contracts (contract amount)		$559,800,000
Written TBA commitment option contracts (contract amount)		$98,200,000
Written swap option contracts (contract amount)		$325,400,000
Futures contracts (number of contracts)		400
Forward currency contracts (contract amount)		$302,900,000
OTC interest rate swap contracts (notional)		$107,000,000
Centrally cleared interest rate swap contracts (notional)		$1,276,700,000
OTC total return swap contracts (notional)		$137,900,000
OTC credit default contracts (notional)		$22,000,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$9,595	$13,374	$—	$16,514	$—	$—	$—	$—	$—	39,483
	Centrally cleared interest rate swap contracts§	—	—	656,523	—	—	—	—	—	—	—	—	—	—	—	656,523
	OTC Total return swap contracts*#	—	35,598	—	5,987	27,120	—	39,419	—	52,207	—	—	—	—	—	160,331
	OTC Credit default contracts*#	—	2,042	—	—	17,566	—	8,662	—	—	—	—	—	—	—	28,270
	Futures contracts§	—	—	—	—	—	—	—	—	—	21,345	—	—	—	—	21,345
	Forward currency contracts#	107,758	345,270	—	143,951	246,567	50,847	43,331	23,911	232,450	—	208,822	93,886	33,036	—	1,529,829
	Forward premium swap option contracts#	26,786	—	—	—	—	—	—	—	528,506	—	—	—	—	—	555,292
	Purchased swap options#	1,021,852	—	—	439,658	1,395,798	—	815,774	—	66,535	—	—	—	—	—	3,739,617
	Purchased options#	—	—	—	—	—	—	—	—	353,354	—	—	—	—	—	353,354

	Total Assets	$1,156,396	$382,910	$656,523	$589,596	$1,687,051	$60,442	$920,560	$23,911	$1,249,566	$21,345	$208,822	$93,886	$33,036	$—	$7,084,044

	Liabilities:
	OTC Interest rate swap contracts*#	—	—	—	—	—	792,963	—	—	486,455	—	—	—	—	—	1,279,418
	Centrally cleared interest rate swap contracts§	—	—	583,884	—	—	—		—	—	—	—	—	—	—	583,884
	OTC Total return swap contracts*#	—	37,467	—	—	2,256	2,256	92,439	—	63,417	—	—	—	—	—	197,835
	OTC Credit default contracts*#	4,979	1,940	—	—	224,754	—	73,132	—	—	—	—	—	—	—	304,805
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Forward currency contracts#	128,872	184,974	—	147,959	197,631	265,923	123,471	221,857	200,985	—	190,460	181,439	251,709	198,923	2,294,203
	Forward premium swap option contracts#	29,429	—	—	—	—	—	—	—	592,684	—	—	—	—	—	622,113
	Written swap options#	960,400	—	—	464,498	1,282,509	—	481,232	—	951,291	—	—	—	—	—	4,139,930
	Written options#	—	—	—	—	—	—	—	—	377,636	—	—	—	—	—	377,636

	Total Liabilities	$1,123,680	$224,381	$583,884	$612,457	$1,707,150	$1,061,142	$770,274	$221,857	$2,672,468	$—	$190,460	$181,439	$251,709	$198,923	$9,799,824

	Total Financial and Derivative Net Assets	$32,716	$158,529	$72,639	$(22,861)	$(20,099)	$(1,000,700)	$150,286	$(197,946)	$(1,422,902)	$21,345	$18,362	$(87,553)	$(218,673)	$(198,923)	$(2,715,780)
	Total collateral received (pledged)##†	$32,716	$111,130	$—	$—	$—	$(1,000,700)	$150,286	$(197,946)	$(1,422,902)	$—	$—	$—	$(218,673)	$—
	Net amount	$—	$47,399	$72,639	$(22,861)	$(20,099)	$—	$—	$—	$—	$21,345	$18,362	$(87,553)	$—	$(198,923)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Master Intermediate Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 28, 2015